(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
September 30, 2002


Core Bond Portfolio &
Intermediate Term Portfolio
of Merrill Lynch Bond Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Core Bond Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


Investment Environment
During the last 12 months, the U.S. economy has grown a respectable 2.4% and inflation has trended lower. Interest rates have declined dramatically with ten-year U.S. Treasury yields plunging by about 100 basis points (1.00%) from 4.55% to 3.60%. Based on historical evidence, this would appear to be the perfect environment for equities. However, this is not a typical economic recovery. This is an environment where the U.S. economy has had to absorb a number of shocks from the deflating of the asset bubble, an overleveraged corporate America, high-profile bankruptcies, scandals and fraud, potential threats of terrorist attacks, worldwide political instability, higher oil prices, and a potential war with Iraq. In retrospect, it is not too hard to see why equities have done so poorly, in our opinion. The unmanaged Standard & Poor's (S&P) 500 Index has underperformed 30-year U.S. Treasury bonds for the last five years by more than 10% for the period ended September 30, 2002. The S&P 500 Index posted results of -1.62% compared to +9.35% for Treasuries. This is unprecedented by historical standards.

The traditional mechanisms to stimulate demand are working to some extent. The largest fiscal package since the early 1960s, at roughly 2.5% of gross domestic product (GDP) implemented in the fourth quarter of 2001 has served to help some sectors of the economy, most notably the aerospace and defense sector. This sector should continue to be supported because national security will be a high priority for years to come. Monetary policy, the other traditional form of stimulus, has also worked well to help stimulate growth in those sectors affected by interest rates. This would include consumer purchases of durable goods expected to last three years or more, such as household appliances and automobiles, and the sector probably most sensitive to interest rates, the housing market. Automobile purchases have been remarkably strong, running at a 17 million annual selling rate, which is undoubtedly being helped by 0% financing by the automobile companies. This is very strong but nothing compares to the contribution to growth in the economy from the surge in mortgage refinancing and the buying of new and existing homes. The housing market has continued to defy expectations coming in at annual selling rates of 1 million and 5.28 million units (as of August 2002) for new and existing homes. These levels are even higher than the record levels recorded in 2001. In addition, cash-out refinancing on existing homes is expected to add $150 billion - $200 billion to consumers' potential buying power. It is estimated that this could add 1% - 1.5% to GDP growth over the next three to six months.

One notable sector that has failed to benefit from lower interest rates is equities. Traditional wisdom suggests that lower interest rates (more specifically the Federal Funds rate) of 75 basis points or more below current levels would be the signal to take more risk and buy equities. The logic appears sound as lower interest rates make equities seem more attractive to other asset classes and the present value of future earnings discounted at lower interest rates should help lift prices. However, the excesses of the 1990s are still being worked off and overcapacity in areas such as technology and telecommunications are still downsizing.

In addition, the economic malaise that the United States is experiencing is not isolated to our shores, as it does not appear that the United States can count on foreign economies to help lift its growth prospects. The Eurozone area is struggling with maintaining inflation targets under 2% and fiscal deficits as a percent of GDP of under 3%. The Maastrict Treaty requirements along with high unemployment are keeping growth very weak with GDP expected to come in at 0.5% for 2002 and 1.5% for 2003. This is considerably lower than the United States. Japan continues to struggle with deflation and a paralyzed banking system. The Japanese government recently announced plans to buy stocks from banks to allow the banking system to raise capital requirements and attempt to improve the flow of credit to the real economy. This desperate attempt to solve the banking systems problems is a potentially dangerous strategy.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002



However, on a more positive note we do believe that over the next six months--12 months recovery will take place. The double dose of fiscal policy and monetary policy will set the foundation for recovery while the low level of business inventories, cash-out refinancing and strong productivity gains will help to sustain growth.


Fiscal Year in Review
For the 12-month period ended September 30, 2002, Core Bond Portfolio's Class A, Class B, Class C and Class D Shares had total returns of +7.71%, +6.89%, +6.83% and +7.44%, respectively. For the same period, Intermediate Term Portfolio's Class A, Class B, Class C and Class D Shares had total returns of +7.43%, +6.97%, +6.97% and +7.32%, respectively. This compares to the +8.60% return for the Portfolios' unmanaged benchmark, the Lehman Brothers Aggregate Bond Index. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3--7 of this report to shareholders.)

For the 12-month period ended September 30, 2002, the Portfolios slightly underperformed the Lehman Brothers Aggregate Bond Index. This underperformance can mainly be attributed to our exposure to spread sectors such as corporates and asset-backed securities. In addition, our exposure to emerging markets detracted slightly from our relative performance.

During the first half of the fiscal year, we continued to manage the Portfolios with a pro-cyclical bias. That is, the Portfolios were structured with a slight short duration bias and a significant overweight to spread sectors. These sectors would include corporates, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It appeared that after the terrible events of September 11, 2002, the U.S. economy was well on its way to recovery as economic growth registered 3% for the six-month period ended March 31, 2002. The Portfolios were well positioned with an average overweight to the mortgage market and corporate market of 3%--8% of net assets for these asset classes and an underweight to Treasury and agency issues.

However, as we moved through the second quarter of 2002, a change in strategy appeared warranted. As economic data weakened and, more importantly, equities began to test September 2001 lows, we started to alter our strategy. This strategy involved reducing our mortgage overweight from 8% of net assets to 2% and taking advantage of the steep yield curve by rolling a large portion of our agency mortgages. This strategy allowed us to mitigate the negative effects that lower interest rates have on high dollar-priced mortgages. We also altered our allocation to the corporate sector from a 6% overweight to neutral as market-based indicators such as equity prices, equity volatility, swap spreads and valuation gave us clues as to our allocation decision.

Going forward, we are positioning the Portfolios defensively. Our corporate overweights are in low beta sectors such as aerospace and defense, banks, utilities and real estate investment trusts.


In Conclusion
We appreciate your ongoing interest in Core Bond and Intermediate
Term Portfolios of Merrill Lynch Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Patrick Maldari)
Patrick Maldari
Vice President and Portfolio Manager



(James J. Pagano)
James J. Pagano
Vice President and Portfolio Manager



October 29, 2002



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Core Bond Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Core Bond Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Core Bond Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Core Bond Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                                                  Ten Years/
                                                  6-Month          12-Month    Since Inception    Standardized
As of September 30, 2002                        Total Return     Total Return    Total Return     30-Day Yield
Core Bond Portfolio Class A Shares*                 +7.82%           +7.71%         +88.02%           3.74%
Core Bond Portfolio Class B Shares*                 +7.41            +6.89          +74.21            3.14
Core Bond Portfolio Class C Shares*                 +7.38            +6.83          +67.10            3.09
Core Bond Portfolio Class D Shares*                 +7.59            +7.44          +74.82            3.51
Intermediate Term Portfolio Class A Shares*         +7.76            +7.43          +88.64            3.79
Intermediate Term Portfolio Class B Shares*         +7.57            +6.97          +83.37            3.31
Intermediate Term Portfolio Class C Shares*         +7.57            +6.97          +70.48            3.31
Intermediate Term Portfolio Class D Shares*         +7.70            +7.32          +76.13            3.69
Lehman Brothers Aggregate Bond Index**              +8.45            +8.60  +103.71/+106.37/+91.58      --


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Core
Bond Portfolio's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D
Shares. The Intermediate Term Portfolio's ten-year/since inception periods are ten years for Class A Shares, from 11/13/92 for Class B
Shares and from 10/21/94 for Class C & Class D Shares.
**This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S.
Treasury and Government agency issues with at least one year to maturity. Ten-year/since inception total returns are from ten years, from 11/30/92 and from 10/31/94.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


PERFORMANCE DATA (continued)

Total Return Based on a $10,000 Investment--Core Bond Portfolio

A line graph illustrating the growth of a $10,000 investment in ML Bond Fund, Inc.'s Core Bond Portfolio++ Class A and Class B Shares* compared to a similar investment in Lehman Brothers Aggregate Bond Index++++. Values illustrated are as follows:

ML Bond Fund, Inc.'s Core Bond Portfolio++
Class A Shares*

Date                       Value

September 1992           $ 9,600.00
September 1993           $10,825.00
September 1994           $10,172.00
September 1995           $11,691.00
September 1996           $12,112.00
September 1997           $13,229.00
September 1998           $14,559.00
September 1999           $14,311.00
September 2000           $15,039.00
September 2001           $16,759.00
September 2002           $18,051.00


ML Bond Fund, Inc.'s Core Bond Portfolio++
Class B Shares*

Date                       Value

September 1992           $10,000.00
September 1993           $11,191.00
September 1994           $10,438.00
September 1995           $11,903.00
September 1996           $12,237.00
September 1997           $13,264.00
September 1998           $14,486.00
September 1999           $14,131.00
September 2000           $14,737.00
September 2001           $16,298.00
September 2002           $17,421.00


Lehman Brothers Aggregate Bond Index++++

Date                       Value

September 1992           $10,000.00
September 1993           $10,998.00
September 1994           $10,643.00
September 1995           $12,140.00
September 1996           $12,735.00
September 1997           $13,972.00
September 1998           $15,580.00
September 1999           $15,523.00
September 2000           $16,608.00
September 2001           $18,759.00
September 2002           $20,372.00


A line graph illustrating the growth of a $10,000 investment in ML Bond Fund, Inc.'s Core Bond Portfolio++ Class C and Class D Shares* compared to a similar investment in Lehman Brothers Aggregate Bond Index++++. Values illustrated are as follows:

ML Bond Fund, Inc.'s Core Bond Portfolio++
Class C Shares*

Date                       Value

10/21/1994**             $10,000.00
September 1995           $11,460.00
September 1996           $11,787.00
September 1997           $12,757.00
September 1998           $13,937.00
September 1999           $13,577.00
September 2000           $14,151.00
September 2001           $15,641.00
September 2002           $16,709.00


ML Bond Fund, Inc.'s Core Bond Portfolio++
Class D Shares*

Date                       Value

10/21/1994**             $ 9,600.00
September 1995           $11,061.00
September 1996           $11,440.00
September 1997           $12,464.00
September 1998           $13,682.00
September 1999           $13,404.00
September 2000           $14,051.00
September 2001           $15,619.00
September 2002           $16,781.00


Lehman Brothers Aggregate Bond Index++++

Date                       Value

10/31/1994**             $10,000.00
September 1995           $11,416.00
September 1996           $11,975.00
September 1997           $13,138.00
September 1998           $14,650.00
September 1999           $14,596.00
September 2000           $15,616.00
September 2001           $17,639.00
September 2002           $19,156.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Portfolio invests primarily in long-term, fixed-income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corp.).
++++This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and Government agency issues with at least one year to maturity. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.

Past performance is not predictive of future performance.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


PERFORMANCE DATA (continued)


Average Annual Total Return--Core Bond Portfolio

                                      % Return Without  % Return With
                                        Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 9/30/02                     +7.71%         +3.40%
Five Years Ended 9/30/02                   +6.41          +5.55
Ten Years Ended 9/30/02                    +6.52          +6.08

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                          % Return        % Return
                                        Without CDSC     With CDSC**
Class B Shares*

One Year Ended 9/30/02                     +6.89%         +2.89%
Five Years Ended 9/30/02                   +5.60          +5.60
Ten Years Ended 9/30/02                    +5.71          +5.71


 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after four years.
**Assuming payment of applicable contingent deferred sales charge.


                                          % Return         % Return
                                        Without CDSC      With CDSC**
Class C Shares*

One Year Ended 9/30/02                     +6.83%         +5.83%
Five Years Ended 9/30/02                   +5.55          +5.55
Inception (10/21/94)
through 9/30/02                            +6.68          +6.68

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                      % Return Without  % Return With
                                        Sales Charge    Sales Charge**
Class D Shares*

One Year Ended 9/30/02                     +7.44%         +3.14%
Five Years Ended 9/30/02                   +6.13          +5.27
Inception (10/21/94)
through 9/30/02                            +7.28          +6.73

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


PERFORMANCE DATA (continued)


Total Return Based on a $10,000 Investment--Intermediate Term Portfolio

A line graph illustrating the growth of a $10,000 investment in ML Bond Fund, Inc.'s Intermediate Term Portfolio++ Class A Shares* compared to a similar investment in Lehman Brothers Aggregate
Bond Index++++. Values illustrated are as follows:

ML Bond Fund, Inc.'s Intermediate Term Portfolio++
Class A Shares*

Date                       Value

September 1992           $ 9,900.00
September 1993           $11,028.00
September 1994           $10,559.00
September 1995           $11,967.00
September 1996           $12,513.00
September 1997           $13,588.00
September 1998           $14,891.00
September 1999           $14,864.00
September 2000           $15,610.00
September 2001           $17,382.00
September 2002           $18,673.00


Lehman Brothers Aggregate Bond Index++++

Date                       Value

September 1992           $10,000.00
September 1993           $10,998.00
September 1994           $10,643.00
September 1995           $12,140.00
September 1996           $12,735.00
September 1997           $13,972.00
September 1998           $15,580.00
September 1999           $15,523.00
September 2000           $16,608.00
September 2001           $18,759.00
September 2002           $20,372.00


A line graph illustrating the growth of a $10,000 investment in ML Bond Fund, Inc.'s Intermediate Term Portfolio++ Class B Shares* compared to a similar investment in Lehman Brothers Aggregate
Bond Index++++. Values illustrated are as follows:

ML Bond Fund, Inc.'s Intermediate Term Portfolio++
Class B Shares*

Date                       Value

11/13/1992**             $10,000.00
September 1993           $11,330.00
September 1994           $10,795.00
September 1995           $12,169.00
September 1996           $12,658.00
September 1997           $13,687.00
September 1998           $14,911.00
September 1999           $14,808.00
September 2000           $15,473.00
September 2001           $17,143.00
September 2002           $18,338.00


Lehman Brothers Aggregate Bond Index++++

Date                       Value

11/30/1992**             $10,000.00
September 1993           $11,141.00
September 1994           $10,782.00
September 1995           $12,298.00
September 1996           $12,901.00
September 1997           $14,154.00
September 1998           $15,783.00
September 1999           $15,725.00
September 2000           $16,824.00
September 2001           $19,003.00
September 2002           $20,637.00


A line graph illustrating the growth of a $10,000 investment in ML Bond Fund, Inc.'s Intermediate Term Portfolio++ Class C and
Class D Shares* compared to a similar investment in Lehman Brothers Aggregate Bond Index++++. Values illustrated are as follows:

ML Bond Fund, Inc.'s Intermediate Term Portfolio++
Class C Shares*

Date                       Value

10/21/1994**             $10,000.00
September 1995           $11,325.00
September 1996           $11,777.00
September 1997           $12,718.00
September 1998           $13,866.00
September 1999           $13,769.00
September 2000           $14,386.00
September 2001           $15,937.00
September 2002           $17,048.00


ML Bond Fund, Inc.'s Intermediate Term Portfolio++
Class D Shares*

Date                       Value

10/21/1994**             $ 9,900.00
September 1995           $11,251.00
September 1996           $11,753.00
September 1997           $12,761.00
September 1998           $13,959.00
September 1999           $13,920.00
September 2000           $14,605.00
September 2001           $16,247.00
September 2002           $17,436.00


Lehman Brothers Aggregate Bond Index++++

Date                       Value

10/31/1994**             $10,000.00
September 1995           $11,416.00
September 1996           $11,975.00
September 1997           $13,138.00
September 1998           $14,650.00
September 1999           $14,596.00
September 2000           $15,616.00
September 2001           $17,639.00
September 2002           $19,156.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Portfolio invests primarily in bonds rated in the four highest rating categories (Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corp.), with an average remaining maturity of three-to-ten years, depending on market conditions.
++++This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and Government agency issues with at least one year to maturity. The starting date for the Index is from 11/30/92 in the Class B Shares' graph and from 10/31/94 in the Class C & Class D Shares' graph.

Past performance is not predictive of future performance.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


PERFORMANCE DATA (concluded)


Average Annual Total Return--Intermediate Term Portfolio


                                      % Return Without  % Return With
                                        Sales Charge    Sales Charge**
Class A Shares*

One Year Ended 9/30/02                     +7.43%         +6.36%
Five Years Ended 9/30/02                   +6.57          +6.35
Ten Years Ended 9/30/02                    +6.55          +6.45

*Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                          % Return         % Return
                                        Without CDSC     With CDSC**
Class B Shares*

One Year Ended 9/30/02                     +6.97%         +5.97%
Five Years Ended 9/30/02                   +6.02          +6.02
Inception (11/13/92)
through 9/30/02                            +6.33          +6.33

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                          % Return         % Return
                                        Without CDSC     With CDSC**
Class C Shares*

One Year Ended 9/30/02                     +6.97%         +5.97%
Five Years Ended 9/30/02                   +6.04          +6.04
Inception (10/21/94)
through 9/30/02                            +6.94          +6.94

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                      % Return Without  % Return With
                                        Sales Charge    Sales Charge**
Class D Shares*

One Year Ended 9/30/02                     +7.32%         +6.25%
Five Years Ended 9/30/02                   +6.44          +6.23
Inception (10/21/94)
through 9/30/02                            +7.38          +7.25

*Maximum sales charge is 1%.
**Assuming maximum sales charge.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002

SCHEDULE OF INVESTMENTS
              S&P      Moody's     Face
Industries  Rating+++ Rating+++   Amount                 Issue                                   Cost               Value

Bonds                                                                                                     Core Bond Portfolio
Asset-Backed  AAA     Aaa     $ 8,000,000  Advanta Mortgage Loan Trust, 7.75% due
Securities**                               10/25/2026                                       $    8,278,125     $    8,839,726
--17.6%       AAA     Aaa      16,000,000  Banc of America Commercial Mortgage Inc.,
                                           7.197% due 5/15/2010                                 16,207,188         18,699,326
              NR*     Aaa      11,133,520  Bank of America Mortgage Securities,
                                           Series 2002-IA, Class 1B, 4.64% due 8/25/2032        11,244,676         11,220,501
              AAA     Aaa       9,466,000  CIT Equipment Collateral, Series 2002-VT1,
                                           Class A2, 2.90% due 6/21/2004                         9,465,496          9,528,757
              AAA     Aaa           4,516  Contimortgage Home Equity Loan Trust, 5.84%
                                           due 5/15/2016                                             4,515              4,556
              AAA     Aaa       6,697,341  Countrywide Asset-Backed Certificates, 6.102%
                                           due 8/25/2026                                         6,697,195          6,797,005
              NR*     Aaa      10,770,951  CountryWide Home Loan, Series 2001-24,
                                           Class 1A6, 6% due 1/25/2032                          10,824,241         11,067,368
              NR*     Aaa       8,798,744  EQCC Home Equity Loan Trust, Series 1999-1,
                                           Class A3F, 5.915% due 11/20/2024                      8,961,214          9,015,165
              A       A3        9,000,000  First Dominion Funding I, 2.60% due
                                           7/10/2013 (a)(b)                                      8,966,133          8,302,500
              NR*     Aaa       9,000,000  First Union-Chase Commercial Mortgage,
                                           Series 1999-C2, Class A2, 6.645% due 4/15/2009        8,533,828         10,184,654
              AAA     NR*       6,429,500  General Electric Capital Commercial Mortgage
                                           Corporation, Series 2001-3, Class A2, 6.07% due
                                           6/10/2038                                             6,493,885          7,093,009
              AAA     NR*       9,747,945  General Motors Acceptance Corporation,
                                           Mortgage Corporation Loan Trust, 6.25% due
                                           1/25/2032                                             9,864,039          9,975,365
              AAA     Aaa      12,125,000  Household Automotive Trust, Series 2002-1,
                                           Class A2, 2.75% due 5/17/2005                        12,124,037         12,229,012
              AAA     Aaa      10,729,445  Household Home Equity Loan Trust,
                                           Series 2002-2, Class A, 2.098% due 4/20/2032 (a)     10,729,445         10,697,274
              AAA     Aaa      11,850,000  Ikon Receivables LLC, Series 2002-1, Class A2,
                                           2.91% due 2/15/2005                                  11,849,972         11,897,290
              AAA     Aaa      10,500,000  LB-UBS Commercial Mortgage Trust,
                                           Series 2002-C1, Class A3, 6.226% due 3/15/2026       10,551,553         11,711,687
              A+      A2        4,777,895  MBNA Master Credit Card Trust, Series 1999-F,
                                           Class B, 2.14% due 1/16/2007 (a)                      4,786,753          4,778,373
              AAA     NR*       5,000,000  Nationslink Funding Corporation, Series 1999-2,
                                           Class A3, 7.181% due 12/20/2006                       4,920,508          5,634,520
              AAA     Aaa      11,528,266  Option One Mortgage Loan Trust, Series 2002-4,
                                           Class A, 2.07% due 7/25/2032 (a)                     11,528,266         11,478,516
              AAA     NR*       5,642,668  Residential Funding Mortgage Securities Inc.,
                                           Series 2001-S23, Class 2A1, 5.50% due 10/25/2031      5,762,756          5,708,688
              NR*     Aaa         262,584  Saxon Asset Securities Trust, 6.265% due
                                           7/25/2023                                               262,585            262,284
                                           Security Life of Denver:
              NR*     NR*      23,000,000    0.33% due 10/01/2002 (d)                           23,000,000         25,882,289
              NR*     NR*      27,000,000    0.44% due 3/31/2003                                27,000,000         27,000,000
              AAA     Aaa       8,261,351  Structured Asset Securities Corporation,
                                           Series 2002-9, Class A2, 2.114% due
                                           10/25/2027 (a)                                        8,261,351          8,249,963
              A       A2        9,600,000  Superior Wholesale Inventory Financing Trust,
                                           Series 2001-A7, 2.223% due 6/15/2006 (a)              9,612,825          9,601,248
              AAA     Aaa       6,100,000  Washington Mutual Inc., Series 2002-AR4,
                                           Class A7, 5.59% due 4/25/2032                         6,036,141          6,303,528
              AAA     Aaa       7,564,526  Wells Fargo Mortgage-Backed Securities Trust,
                                           Series 2002-A, Class A2, 5.90% due 3/25/2032          7,693,864          7,666,708
                                                                                            --------------     --------------
                                                                                               259,660,591        269,829,312



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries  Rating+++ Rating+++   Amount                 Issue                                   Cost               Value

Bonds (continued)                                                                                         Core Bond Portfolio
Automotive    BBB+    Baa1    $ 4,460,000  Ford Motor Company, 7.45% due 7/16/2031          $    4,286,017     $    3,670,607
& Equipment
--0.2%


Canadian      BBB-    Baa3        475,000  Abitibi Consolidated Inc., 8.55% due
Corporates++                               8/01/2010 (2)                                           497,879            501,633
--0.0%


Canadian                                   Canada Government Bond (3):
Sovereigns++  AAA     Aaa         400,000    6.375% due 11/30/2004                                 419,346            437,638
--1.4%        AAA     Aaa       2,820,000    5.25% due 11/05/2008                                2,870,014          3,141,243
                                           Province of Ontario (3):
              AA      Aa2       4,440,000    3.50% due 9/17/2007                                 4,414,426          4,521,572
              AA      Aa2       3,750,000    5.50% due 10/01/2008                                3,884,430          4,178,764
                                           Province of Quebec (3):
              A+      A1        2,520,000    5% due 7/17/2009                                    2,649,820          2,687,356
              A+      A1        4,700,000    7.50% due 9/15/2029                                 5,248,697          6,081,494
              A+      Aa3         750,000  Province of Saskatchewan, 8% due 7/15/2004 (3)          800,125            825,583
                                                                                            --------------     --------------
                                                                                                20,286,858         21,873,650


Chemicals     BBB+    Baa1      1,805,000  Chevron Phillips Chemical Company, 5.375%
--0.2%                                     due 6/15/2007                                         1,796,155          1,909,490
              BBB-    Ba1         915,000  Methanex Corporation, 8.75% due 8/15/2012               915,000            947,025
                                                                                            --------------     --------------
                                                                                                 2,711,155          2,856,515


Finance       A-      A2        2,015,000  AT&T Capital Corporation, 6.60% due 5/15/2005         1,993,447          2,085,781
--0.6%        A+      A1        1,755,000  American General Finance, 5.375% due
                                           9/01/2009                                             1,742,364          1,816,509
                                           Capital One Bank:
              BBB-    Baa2        307,000    6.50% due 7/30/2004                                   305,019            290,638
              BBB-    Baa2      1,460,000    6.875% due 2/01/2006                                1,450,382          1,371,584
              A       A2        2,155,000  Household Finance Corporation, 7% due
                                           5/15/2012                                             2,110,542          2,076,183
              AA      Aa3         830,000  Texaco Capital Inc., 8.625% due 6/30/2010               954,679          1,062,963
                                                                                            --------------     --------------
                                                                                                 8,556,433          8,703,658


Finance--                                  BB&T Corporation:
Banks--5.2%   A-      A2        4,765,000    6.50% due 8/01/2011                                 4,864,173          5,440,148
              A-      A2          900,000    4.75% due 10/01/2012                                  891,369            910,680
              A-      A1        2,050,000  Banc One Corp., 8% due 4/29/2027                      2,257,840          2,570,212
              A+      Aa2       2,340,000  Bank of America Corp., 4.875% due 9/15/2012           2,331,272          2,364,984
              A+      Aa2       1,920,000  The Bank of New York, 5.20% due 7/01/2007             1,916,525          2,073,554
                                           Bank One Corp.:
              A       Aa3       2,500,000    6.875% due 8/01/2006                                2,586,660          2,818,967
              A       Aa3       1,215,000    4.125% due 9/01/2007                                1,213,153          1,252,036
              A+      Aa2       6,815,000  BankAmerica Corp., 5.875% due 2/15/2009               6,877,948          7,385,409
                                           Citigroup Inc.:
              AA-     Aa1       2,200,000    5.70% due 2/06/2004                                 2,224,251          2,301,083
              AA-     Aa1       2,360,000    5.75% due 5/10/2006                                 2,533,565          2,557,098
              AA-     Aa1       3,424,000    6.50% due 1/18/2011                                 3,496,231          3,810,816
              A+      Aa2       2,770,000    6.625% due 6/15/2032                                2,732,633          2,887,780
              A       A1        4,600,000  FleetBoston Financial Corp., 7.25% due
                                           9/15/2005                                             4,804,167          5,032,938
              BB+     NR*       1,010,000  Hudson United Bancorp Inc., 8.20% due
                                           9/15/2006                                             1,039,440          1,113,985
                                           Inter-American Development Bank:
              AAA     Aaa       4,180,000    4.375% due 9/20/2012                                4,161,608          4,247,181
              AAA     Aaa       6,743,000    6.80% due 10/15/2025                                8,005,267          8,090,339
              A+      Aa3       1,280,000  Marshall & Ilsley Bank, 4.125% due 9/04/2007          1,276,070          1,325,940


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries Rating+++  Rating+++   Amount                 Issue                                   Cost               Value

Bonds (continued)                                                                                         Core Bond Portfolio
Finance--     A+      Aa3     $ 3,525,000  National City Bank of Indiana, 4% due
Banks                                      9/28/2007                                        $    3,520,206     $    3,632,629
(concluded)   A       Aa3       4,500,000  US Bancorp, 1.97% due 9/16/2005 (a)                   4,500,000          4,496,593
              A       A1        2,240,000  Wachovia Corporation, 4.95% due 11/01/2006            2,354,636          2,392,490
              BBB+    A3        2,300,000  Washington Mutual Inc., 7.50% due 8/15/2006           2,433,965          2,597,521
              A+      Aa2       4,670,000  Wells Fargo Bank, 6.45% due 2/01/2011                 5,028,545          5,266,233
                                           Wells Fargo & Co.:
              A+      Aa2       2,500,000    7.25% due 8/24/2005                                 2,619,142          2,794,765
              A+      Aa2       2,750,000    5.125% due 2/15/2007                                2,749,092          2,955,004
                                                                                            --------------     --------------
                                                                                                76,417,758         80,318,385


Finance--     A       A2        2,415,000  American Honda Finance, 2% due
Other--6.5%                                10/03/2005 (a)(b)                                     2,414,251          2,414,758
                                           CIT Group Inc.:
              A       A2          900,000    5.625% due 5/17/2004                                  920,348            921,631
              A       A2          905,000    7.25% due 8/15/2005                                   874,925            955,037
              A       A2          800,000    6.50% due 2/07/2006                                   822,678            841,578
              BBB     Baa1      2,115,000  Cendant Corporation, 6.875% due 8/15/2006             2,096,494          2,126,876
                                           Chrysler Financial Company LLC (a):
              BBB+    A3        2,389,000    1.985% due 2/03/2003                                2,385,838          2,385,170
              BBB+    A3        2,389,000    1.99% due 3/06/2003                                 2,385,142          2,383,637
              A       A3        3,370,000  CountryWide Home Loan, 5.625% due 7/15/2009           3,352,779          3,535,079
                                           Ford Motor Credit Company:
              BBB+    A3       20,000,000    1.878% due 2/13/2003 (a)                           19,918,080         19,774,080
              BBB+    A3        4,240,000    7.25% due 10/25/2011                                4,176,469          3,919,456
              AAA     Aaa       2,050,000  General Electric Capital Corporation, 6.75%
                                           due 3/15/2032                                         2,091,682          2,198,730
                                           General Motors Acceptance Corp.:
              BBB+    A2       25,000,000    2.135% due 7/21/2003 (a)                           24,881,504         24,692,575
              BBB+    A2        4,550,000    7% due 2/01/2012                                    4,538,443          4,440,204
              BBB+    A2        3,100,000    8% due 11/01/2031                                   3,065,962          3,004,743
              A       A1        3,000,000  Golden West Financial Corporation, 4.75% due
                                           10/01/2012                                            2,978,970          3,016,383
              A+      Aa3       2,050,000  Goldman Sachs Group, Inc., 7.625% due
                                           8/17/2005                                             2,134,825          2,310,247
              AA-     A1        1,070,000  International Lease Finance Corporation,
                                           5.625% due 6/01/2007                                  1,091,849          1,098,740
              A       A2        1,465,000  John Hancock Financial Services, 5.625% due
                                           12/01/2008                                            1,460,927          1,544,901
                                           Lehman Brothers Holdings, Inc.:
              A       A2        2,900,000    6.625% due 4/01/2004                                2,934,284          3,062,093
              A       A2          500,000    7% due 2/01/2008                                      510,261            561,632
              A       A2        3,535,000    6.625% due 1/18/2012                                3,725,035          3,873,459
              BBB     Baa2      2,920,000  MBNA Corporation, 6.25% due 1/17/2007                 2,913,576          3,023,780
              AA      Aa3       2,020,000  Principal Life Global, 6.25% due 2/15/2012 (b)        1,994,609          2,174,172
              A-      A2        1,415,000  Regions Financial Corporation, 6.375% due
                                           5/15/2012                                             1,411,392          1,596,612
              A+      A1        2,965,000  Verizon Global Funding Corporation, 6.75%
                                           due 12/01/2005                                        3,013,093          3,125,617
                                                                                            --------------     --------------
                                                                                                98,093,416         98,981,190


Food          A+      A1        2,270,000  Archer-Daniels-Midland, 5.935% due
Distribution--                               10/01/2032                                          2,253,225          2,253,225
0.1%


Gas           BBB     Baa3      1,440,000  The Coastal Corporation, 6.50% due 6/01/2008          1,406,825            964,800
Transmission--
0.1%


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries Rating+++  Rating+++   Amount                 Issue                                   Cost               Value

Bonds (continued)                                                                                         Core Bond Portfolio
Hotels--0.1%  BBB-    Ba1     $ 1,881,000  Starwood Hotels & Resorts, 7.375% due
                                           5/01/2007 (b)                                    $    1,875,075     $    1,824,570


Industrial--  BBB+    Baa2      5,010,000  Coors Brewing Company, 6.375% due 5/15/2012           5,375,260          5,669,511
Consumer      A       A1        4,346,000  Pepsi Bottling Holdings Inc., 5.625% due
Goods--0.9%                                2/17/2009 (b)                                         4,527,257          4,729,765
              BBB     Baa3      2,670,000  Tyson Foods, Inc., 6.625% due 10/01/2004              2,665,007          2,836,691
                                                                                            --------------     --------------
                                                                                                12,567,524         13,235,967


Industrial--  BBB     Baa2      1,175,000  Allete Inc., 7.80% due 2/15/2008                      1,211,055          1,332,604
Energy--2.6%  BBB+    Baa2      2,160,000  AmerenEnergy Generating, 7.95% due 6/01/2032          2,151,965          2,456,497
              BBB+    Baa1        685,000  Anadarko Finance Company, 7.50% due
                                           5/01/2031                                               703,841            812,967
              BBB+    Baa1      1,037,000  Anadarko Petroleum Corporation, 5.375% due
                                           3/01/2007                                             1,031,494          1,110,113
                                           Apache Corporation:
              A-      A3          475,000    6.25% due 4/15/2012                                   471,618            535,321
              A-      A3          690,000    7.625% due 7/01/2019                                  720,492            818,719
              A       A2        1,920,000  Colonial Pipeline, 7.63% due 4/15/2032 (b)            1,919,482          2,271,706
                                           Conoco Inc.:
              A-      A3        3,550,000    5.90% due 4/15/2004                                 3,615,666          3,725,537
              A-      A3        2,980,000    6.95% due 4/15/2029                                 3,353,390          3,366,378
                                           Kinder Morgan Energy:
              BBB+    Baa1      1,560,000    5.35% due 8/15/2007 (b)                             1,558,939          1,622,832
              BBB+    Baa1      1,600,000    6.75% due 3/15/2011                                 1,611,244          1,728,054
              BBB     Baa2      4,650,000  Kinder Morgan Inc., 6.50% due 9/01/2012 (b)           4,636,794          4,835,502
              A+      A1        3,880,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)       3,867,817          3,937,571
              A-      Baa1      1,940,000  Murphy Oil Corporation, 6.375% due 5/01/2012          1,933,637          2,162,854
                                           Ocean Energy Inc.:
              BBB-    Baa3      1,015,000    4.375% due 10/01/2007                               1,012,351          1,028,798
              BBB-    Baa3      2,020,000    7.25% due 10/01/2011                                2,072,455          2,312,876
              BBB     A3        4,035,000  Oncor Electric Delivery, 6.375% due
                                           5/01/2012 (b)                                         4,026,244          4,385,750
              A-      Baa2      1,275,000  Transocean Sedco Forex, 6.50% due 4/15/2003           1,291,446          1,298,009
                                                                                            --------------     --------------
                                                                                                37,189,930         39,742,088


Industrial--  A       A2        2,300,000  Alcoa Inc., 2.063% due 12/06/2004 (a)                 2,300,000          2,299,432
Manu-         A+      A3          990,000  Boeing Capital Corporation, 7.10% due 9/27/2005       1,029,740          1,080,529
facturing--                                Daimler-Chrysler NA Holdings:
3.4%          BBB+    A3       18,777,000    7.125% due 4/10/2003                               19,153,760         19,130,984
              BBB+    A3        2,600,000    6.40% due 5/15/2006                                 2,598,934          2,791,438
              BBB-    Baa3        475,000  Domtar Inc., 7.875% due 10/15/2011                      511,785            544,973
              A       A2          625,000  Emerson Electric Company, 6% due 8/15/2032              614,594            632,802
              A+      A1        3,330,000  First Data Corporation, 6.75% due 7/15/2005           3,380,911          3,652,900
              BBB     Baa2      1,900,000  Lockheed Martin Corporation, 8.50% due
                                           12/01/2029                                            2,474,548          2,523,006
              BBB     Baa2      1,255,000  Martin Marietta Corp., 7.375% due 4/15/2013           1,206,821          1,501,308
              BBB-    Baa3      1,790,000  Noranda Inc., 7.25% due 7/15/2012                     1,777,524          1,898,189
              BBB-    Baa3      9,524,000  Northrop Grumman Corporation, 7.125% due
                                           2/15/2011                                            10,251,901         10,816,483
              BBB+    A3        1,220,000  Praxair Inc., 6.375% due 4/01/2012                    1,214,522          1,364,159
                                           Raytheon Company:
              BBB-    Baa3      2,090,000    8.30% due 3/01/2010                                 2,353,548          2,456,469
              BBB-    Baa3      1,980,000    6.75% due 3/15/2018                                 1,679,738          2,057,562
                                                                                            --------------     --------------
                                                                                                50,548,326         52,750,234


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002

SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries Rating+++  Rating+++   Amount                 Issue                                   Cost               Value

Bonds (continued)                                                                                         Core Bond Portfolio
Industrial--  BBB+    Baa1    $ 2,090,000  AOL Time Warner Inc., 6.875% due 5/01/2012       $    1,774,614     $    1,901,900
Services--                                 Aramark Services Inc.:
2.8%          BBB-    Baa3      2,475,000    6.75% due 8/01/2004                                 2,507,208          2,578,829
              BBB-    Baa3      2,105,000    6.375% due 2/15/2008                                2,100,916          2,157,012
              BB+     Ba2       4,700,000  Circus Circus Enterprises, Inc., 6.70% due
                                           11/15/2096                                            4,689,519          4,716,022
                                           Clear Channel Communications:
              BBB-    Baa3      1,755,000    7.875% due 6/15/2005                                1,834,411          1,827,824
              BBB-    Baa3        935,000    7.65% due 9/15/2010                                   842,921            988,600
              BBB-    Ba1       2,880,000  HCA Inc., 6.30% due 10/01/2012                        2,859,293          2,846,310
                                           Kroger Company:
              BBB-    Baa3      1,680,000    6.20% due 6/15/2012                                 1,679,026          1,772,502
              BBB-    Baa3      1,845,000    7.50% due 4/01/2031                                 1,910,301          2,029,083
              BBB-    Baa3      2,775,000  Liberty Media Corporation, 7.875% due 7/15/2009       2,804,748          2,910,453
              BBB     Baa2        505,000  Safeway Inc., 6.50% due 3/01/2011                       518,616            550,736
              BBB     Baa3        600,000  SuperValu Inc., 7.50% due 5/15/2012                     614,913            637,496
                                           Tele-Communications Inc.:
              BBB+    Baa3      2,747,000    8.25% due 1/15/2003                                 2,754,781          2,735,204
              BBB+    Baa3      2,355,000    9.80% due 2/01/2012                                 2,715,631          2,344,471
                                           Tenet Healthcare Corporation:
              BBB     Baa3      1,395,000    5% due 7/01/2007                                    1,382,319          1,447,925
              BBB     Baa3      2,510,000    6.875% due 11/15/2031 (d)                           2,328,452          2,645,676
              BBB     Ba1       5,350,000  USA Waste Services Inc., 6.50% due 12/15/2002         5,326,816          5,367,077
              A-      A3        2,230,000  Viacom Inc., 7.875% due 7/30/2030                     2,418,084          2,684,585
                                                                                            --------------     --------------
                                                                                                41,062,569         42,141,705


Industrial--  AAA     Aaa       1,425,000  Continental Airlines, 6.563% due 2/15/2012            1,425,000          1,536,319
Transporta-                                Southwest Airlines Co.:
tion--0.3%    A       Baa1        460,000    8% due 3/01/2005                                      466,268            512,788
              A       Baa1      1,880,000    7.875% due 9/01/2007                                1,872,238          2,171,904
                                                                                            --------------     --------------
                                                                                                 3,763,506          4,221,011


Real Estate   BBB+    Baa1      4,550,000  EOP Operating LP, 7.375% due 11/15/2003               4,558,577          4,762,544
Investment    BBB+    Baa2        610,000  Health Care Properties Inc., 7.48% due
Trust--1.1%                                4/05/2004                                               635,536            648,241
                                           Health Care Properties Investors Inc.:
              BBB+    Baa2      1,430,000    6.50% due 2/15/2006                                 1,476,696          1,520,856
              BBB+    Baa2      2,575,000    6.45% due 6/25/2012                                 2,567,326          2,715,662
              BBB+    Baa1      6,675,000  Prologis Trust, 7% due 10/01/2003                     6,740,331          6,909,346
                                                                                            --------------     --------------
                                                                                                15,978,466         16,556,649


Supranational A       A2        4,455,000  Corporacion Andina de Fomento, 6.875% due
--0.3%                                     3/15/2012                                             4,405,817          4,762,707


Tobacco--0.1% BBB-    Baa2        940,000  RJ Reynolds Tobacco Holdings, 6.50% due
                                           6/01/2007                                               938,421            990,703


Utilities--   A       A2        1,510,000  360 Communications Co., 7.50% due 3/01/2006           1,542,719          1,660,696
Communi-                                   AT&T Corporation:
cations--     BBB+    Baa2      3,490,000    6% due 3/15/2009                                    3,304,331          3,141,000
1.3%          BBB+    Baa2        935,000    7.30% due 11/15/2011                                  787,241            902,275
                                           AT&T Wireless Services Inc.:
              BBB     Baa2      1,465,000    8.125% due 5/01/2012                                1,281,945          1,128,050
              BBB     Baa2        835,000    8.75% due 3/01/2031                                   932,633            601,200
              A       A2        1,545,000  Alltel Corporation, 7% due 7/01/2012                  1,538,897          1,716,563
              BBB+    Baa2      1,130,000  CenturyTel Inc., 7.875% due 8/15/2012 (b)             1,122,983          1,236,949
              BBB     Baa2        780,000  Citizens Communications Company, 7.625%
                                           due 8/15/2008                                           769,454            733,200


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries  Rating+++ Rating+++   Amount                 Issue                                   Cost               Value

Bonds (concluded)                                                                                         Core Bond Portfolio
Utilities--   A+      A2      $ 3,200,000  GTE Corporation, 6.84% due 4/15/2018             $    3,200,037     $    3,060,442
Communi-      BBB-    Baa3      5,920,000  Sprint Capital Corporation, 5.70% due
cations                                    11/15/2003                                            5,974,124          5,390,989
(concluded)   A       A2          150,000  Vodafone Group PLC, 7.75% due 2/15/2010                 159,137            169,650
                                                                                            --------------     --------------
                                                                                                20,613,501         19,741,014


Utilities--   BBB+    A3        1,345,000  Alabama Power Capital Trust, 5.50% due
Electric                                   10/01/2042 (a)                                        1,342,001          1,342,001
& Gas--       BBB     Baa1      4,950,000  Cincinnati Gas & Electric Company, 5.70% due
2.0%                                       9/15/2012                                             4,969,676          5,040,560
                                           Commonwealth Edison Company:
              A-      A3          175,000    6.15% due 3/15/2012 (b)                               175,153            195,839
              BBB+    Baa1      1,970,000    6.95% due 7/15/2018                                 1,961,568          2,069,067
              BBB     Baa1      2,350,000  Conectiv Inc., 5.30% due 6/01/2005 (b)                2,349,364          2,415,986
              A+      A1          985,000  Consolidated Edison Inc., 7.15% due 12/01/2009        1,064,458          1,153,848
              BBB+    Baa1      3,475,000  Constellation Energy Group, 6.125% due
                                           9/01/2009                                             3,469,475          3,510,817
                                           Dominion Resources Inc.:
              BBB+    Baa1      2,185,000    7.625% due 7/15/2005                                2,227,262          2,399,097
              BBB+    Baa1        785,000    8.125% due 6/15/2010                                  904,756            912,465
              BBB+    Baa2        935,000  Exelon Corporation, 6.75% due 5/01/2011                 978,235          1,033,740
              A       A1        1,970,000  Mississippi Power, 6.05% due 5/01/2003                1,997,846          2,007,530
              BBB     Baa1      1,350,000  PSEG Power, 6.95% due 6/01/2012 (b)                   1,347,340          1,307,772
              BBB     Baa1      1,765,000  Pepco Holdings Inc., 6.45% due 8/15/2012 (b)          1,760,358          1,828,964
              BBB+    Baa1      2,270,000  Southern Power Company, 6.25% due
                                           7/15/2012 (b)                                         2,266,799          2,466,255
              BBB     A2        1,060,000  Tampa Electric, 6.375% due 8/15/2012                  1,051,488          1,080,532
              BBB-    Baa2      2,000,000  Teco Energy Inc., 7% due 5/01/2012                    1,997,800          1,792,980
                                                                                            --------------     --------------
                                                                                                29,863,579         30,557,453


Yankee        A-      A1        1,200,000  BSCH Issuances Ltd., 7.625% due 9/14/2010 (1)         1,246,894          1,268,208
Corporates++  A-      Baa1      4,910,000  British Telecom PLC, 8.375% due 12/15/2010 (2)        5,274,129          5,768,273
--1.7%                                     France Telecom (2):
              BBB-    Baa3        935,000    9.25% due 3/01/2011                                   930,877          1,019,960
              BBB-    Baa3      1,095,000    9.75% due 3/01/2031                                 1,155,972          1,210,900
              A       A1        2,495,000  HSBC Holding PLC, 7.50% due 7/15/2009 (1)             2,636,480          2,942,406
                                           Morgan Stanley TRACERS (b)(1):
              NR*     A3        4,920,000    5.854% due 3/01/2007 (a)                            5,058,374          5,129,690
              NR*     Baa1      4,920,000    6.726% due 6/15/2012                                5,197,731          5,330,869
              A       A2        1,330,000  Norsk Hydro A/S, 6.36% due 1/15/2009 (2)              1,317,870          1,455,834
              BBB-    Baa1      2,500,000  Pemex Project Funding Master Trust, 9.125%
                                           due 10/13/2010 (1)                                    2,559,681          2,662,500
                                                                                            --------------     --------------
                                                                                                25,378,008         26,788,640


Yankee                                     Federal Republic of Brazil (3):
Sovereigns++  B+      B2        1,975,000    11.625% due 4/15/2004                               1,941,953          1,545,437
--1.3%        B+      B2        3,545,000    14.50% due 10/15/2009                               2,137,170          1,976,337
              A-      A3        2,300,000  Korea Development Bank, 7.125% due
                                           4/22/2004 (1)                                         2,283,210          2,458,831
              AAA     Aaa       2,350,000  Republic of Finland, 5.875% due 2/27/2006 (3)         2,431,728          2,596,644
              AA      Aa2       6,800,000  Republic of Italy, 4.375% due 10/25/2006 (3)          6,629,848          7,209,129
              BBB-    Baa2      3,120,000  United Mexican States, 9.875% due
                                           2/01/2010 (3)                                         3,586,035          3,541,200
                                                                                            --------------     --------------
                                                                                                19,009,944         19,327,578

                                           Total Investments in Bonds--49.8%                   737,364,823        762,593,294


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P      Moody's     Face
Industries  Rating+++ Rating+++   Amount                 Issue                                   Cost               Value

U.S. Government & Agency Obligations                                                                      Core Bond Portfolio
U.S.                                       Fannie Mae:
Government &  AAA     Aaa     $11,150,000    6% (c)**                                       $   11,553,981     $   11,578,573
Agency        AAA     Aaa      80,600,000    6% (c)**                                           82,196,881         82,908,223
Obligations   AAA     Aaa      50,000,000    7.50% (c)**                                        52,670,388         52,688,600
--58.0%       AAA     Aaa      15,000,000    8% (c)**                                           15,993,234         16,004,490
              AAA     Aaa      29,400,000    7% due 7/15/2005                                   31,515,903         32,989,034
              AAA     Aaa      17,890,000    5.25% due 6/15/2006                                18,275,671         19,401,365
              AAA     Aaa       5,000,000    7.125% due 3/15/2007                                5,475,391          5,847,705
              AAA     Aaa      10,800,000    6.375% due 6/15/2009                               11,446,555         12,450,078
              AAA     Aaa       7,525,000    6% due 5/15/2011                                    7,748,644          8,461,486
              AAA     Aaa      13,689,581    6% due 6/01/2016**                                 13,638,244         14,229,622
              AAA     Aaa       6,230,735    6.50% due 7/01/2016**                               6,281,360          6,528,830
              AAA     Aaa       1,834,656    6.50% due 8/01/2016**                               1,843,829          1,922,430
              AAA     Aaa       5,374,361    6% due 2/01/2017**                                  5,418,361          5,586,375
              AAA     Aaa       7,581,693    6.50% due 4/01/2017**                               7,773,693          7,944,420
              AAA     Aaa       4,187,318    7% due 11/18/2027**                                 4,084,107          4,258,861
              AAA     Aaa      12,450,000    7.125% due 1/15/2030                               13,850,442         15,434,165
              AAA     Aaa       5,468,346    8% due 9/01/2030**                                  5,663,011          5,846,732
              AAA     Aaa      63,154,036    6.50% due 6/01/2031**                              62,737,088         65,494,278
              AAA     Aaa       8,250,271    7% due 6/01/2031**                                  8,351,466          8,616,181
              AAA     Aaa       8,612,333    6.50% due 7/01/2031**                               8,539,667          8,931,473
              AAA     Aaa       4,827,101    7% due 9/01/2031**                                  5,003,378          5,041,188
              AAA     Aaa         189,329    7% due 11/01/2031**                                   195,129            197,726
              AAA     Aaa         139,511    6% due 1/01/2032**                                    135,914            143,508
              AAA     Aaa       4,511,438    6% due 2/01/2032**                                  4,436,717          4,640,704
              AAA     Aaa       3,778,311    7% due 3/01/2032**                                  3,903,119          3,946,015
              AAA     Aaa       3,817,883    7% due 4/01/2032**                                  3,944,000          3,987,211
              AAA     Aaa      25,464,106    7% due 7/01/2032**                                 26,305,598         26,593,470
              AAA     Aaa      26,610,317    7% due 8/01/2032**                                 27,472,944         27,791,437
                                           Freddie Mac:
              AAA     Aaa      36,400,000    6% (c)**                                           37,110,248         37,487,887
              AAA     Aaa      16,000,000    6.50% (c)**                                        16,706,458         16,748,496
              AAA     Aaa      56,943,328    6.50% (c)**                                        58,836,760         59,062,816
              AAA     Aaa      13,000,000    8% (c)**                                           13,858,921         13,843,154
              AAA     Aaa      24,700,000    7% due 7/15/2005                                   26,478,376         27,734,765
              AAA     Aaa      14,115,000    6.625% due 9/15/2009                               15,146,511         16,523,344
              AAA     Aaa       5,699,655    5.57% due 7/15/2022**                               5,816,754          5,774,942
              AAA     Aaa      26,243,112  Ginnie Mae, 6.50% due 5/15/2031**                    26,193,906         27,397,549
                                           U.S. Treasury Bonds & Notes:
              AAA     Aaa       8,600,000    7.50% due 2/15/2005                                 9,396,057          9,729,421
              AAA     Aaa      22,750,000    6.50% due 5/15/2005                                24,223,586         25,417,801
              AAA     Aaa       2,680,000    5.75% due 11/15/2005                                2,839,796          2,976,684
              AAA     Aaa       7,150,000    6.25% due 2/15/2007                                 7,656,734          8,266,351
              AAA     Aaa      54,768,000    3.25% due 8/15/2007                                55,614,655         56,449,542
              AAA     Aaa       8,740,000    6.125% due 8/15/2007                                9,390,663         10,127,475
              AAA     Aaa       6,240,000    4.75% due 11/15/2008                                6,355,961          6,853,030
              AAA     Aaa       3,760,000    6.50% due 2/15/2010                                 4,226,764          4,537,557
              AAA     Aaa       5,380,000    5% due 2/15/2011                                    5,294,915          5,976,421
              AAA     Aaa      39,850,000    4.375% due 8/15/2012                               41,829,440         42,371,748
              AAA     Aaa       6,130,000    7.50% due 11/15/2016                                7,519,168          8,127,037
              AAA     Aaa       3,740,000    8.125% due 8/15/2019                                4,835,598          5,285,087
              AAA     Aaa      13,030,000    7.25% due 8/15/2022                                16,165,935         17,214,871
              AAA     Aaa       2,680,000    6.25% due 8/15/2023                                 2,961,314          3,195,900
              AAA     Aaa       2,680,000    6.625% due 2/15/2027                                3,092,091          3,370,414
              AAA     Aaa      12,523,000    5.375% due 2/15/2031                               13,829,767         13,916,184

                                           Total Investments in U.S. Government &
                                           Agency Obligations--58.0%                           861,835,093        887,852,656


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002

SCHEDULE OF INVESTMENTS (concluded)
                                   Face
Industries                        Amount                 Issue                                   Cost               Value

Short-Term Securities                                                                                     Core Bond Portfolio
Commercial Paper***--12.0%                 Conoco Inc.:
                              $ 3,491,000    1.87% due 10/02/2002                           $    3,490,819     $    3,490,819
                               25,000,000    1.86% due 10/15/2002                               24,981,917         24,981,917
                               23,260,000  Forrestal Funding Master Trust, 1.78% due
                                           11/05/2002                                           23,219,747         23,219,747
                               20,000,000  Morgan Stanley, 1.77% due 10/09/2002                 19,992,133         19,992,133
                               19,000,000  Phillips Petroleum Co., 1.86% due 10/22/2002         18,979,385         18,979,385
                                           Sears Roebuck Acceptance Corporation:
                               15,000,000    2% due 10/08/2002                                  14,994,167         14,994,167
                                8,293,000    2% due 10/11/2002                                   8,288,393          8,288,393
                               19,590,000    2% due 10/16/2002                                  19,573,675         19,573,675
                                           Textron Financial Corporation
                               10,200,000    1.90% due 10/03/2002                               10,198,923         10,198,923
                                4,797,000    1.92% due 10/09/2002                                4,794,953          4,794,953
                               35,300,000  UBS Finance (Delaware) Inc., 1.97% due
                                           10/01/2002                                           35,300,000         35,300,000


                                           Total Investments in Short-Term
                                           Securities--12.0%                                   183,814,112        183,814,112


                                           Total Investments--119.8%                         1,783,014,028      1,834,260,062



                             Nominal Value                                                     Premiums
                           Covered by Options                                                  Received
Options

Options Written--0.0%          73,000,000  Swaption, expiring 11/05/2002 (e)                      (153,300)
          (149,650)
                                           Total Options Written--0.0%                            (153,300)          (149,650)


Total Investments, Net of Options Written--119.8%                                           $1,782,860,728      1,834,110,412
                                                                                            ==============
Liabilities in Excess of Other Assets--(19.8%)                                                                   (303,753,728)
                                                                                                               --------------
Net Assets--100.0%                                                                                             $1,530,356,684
                                                                                                               ==============


*Not Rated.
**Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
***Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
++Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Industrial.
(3)Government Entity.
+++Ratings of issues shown have not been audited by Deloitte &
Touche LLP.
(a) Floating rate note.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a "to-be-announced" (TBA) transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(d) Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was approximately $28,528,000, representing 1.9% of net assets.

                                  Acquisition
Issue                                 Date          Cost            Value

Security Life of Denver,
0.33% due 10/01/2002               3/28/2002     $23,000,000   $  25,882,289
Tenet Healthcare Corporation,
6.875% due 11/15/2031             10/30/2001       2,328,452       2,645,676
                                                 -----------   -------------
Total                                            $25,328,452   $  28,527,965
                                                 ===========   =============


(e) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS
              S&P     Moody's      Face
Industries  Rating+++ Rating+++   Amount                      Issue                                Cost              Value

Bonds                                                                                             Intermediate Term Portfolio
Asset-Backed  AAA     Aaa     $ 4,000,000  Advanta Mortgage Loan Trust, 7.75% due
Securities**                               10/25/2026                                       $    4,139,063     $    4,419,863
--18.3%       NR*     Aaa       3,711,173  Bank of America Mortgage Securities,
                                           Series 2002-IA, Class 1B, 4.64% due 8/25/2032         3,748,225          3,740,167
              AAA     Aaa       3,018,000  CIT Equipment Collateral, Series 2002-VT1,
                                           Class A2, 2.90% due 6/21/2004                         3,017,839          3,038,008
              NR*     Aaa       3,590,317  CountryWide Home Loan, Series 2001-24,
                                           Class 1A6, 6% due 1/25/2032                           3,608,080          3,689,123
              AAA     Aaa       2,838,305  EQCC Home Equity Loan Trust, Series 1999-1,
                                           Class A3F, 5.915% due 11/20/2024                      2,890,714          2,908,118
              AAA     NR*       3,249,315  General Motors Acceptance Corporation,
                                           Mortgage Corporation Loan Trust, 6.25%
                                           due 1/25/2032                                         3,288,013          3,325,121
              AAA     Aaa       3,900,000  Household Automotive Trust, Series 2002-1,
                                           Class A2, 2.75% due 5/17/2005                         3,899,690          3,933,455
              AAA     Aaa       3,440,666  Household Home Equity Loan Trust,
                                           Series 2002-2, Class A, 2.12% due 4/20/2032 (c)       3,440,666          3,430,349
              AAA     Aaa       3,800,000  Ikon Receivables LLC, Series 2002-1, Class A2,
                                           2.91% due 2/15/2005                                   3,799,991          3,815,165
              AAA     Aaa       3,250,000  LB-UBS Commercial Mortgage Trust,
                                           Series 2002-C1, Class A3, 6.226% due 3/15/2026        3,265,957          3,625,046
              A+      A2        1,515,955  MBNA Master Credit Card Trust, Series 1999-F,
                                           Class B, 2.14% due 1/16/2007 (c)                      1,518,766          1,516,107
              AAA     NR*      10,000,000  Nationslink Funding Corporation, Series 1999-2,
                                           Class A3, 7.181% due 12/20/2006                      10,000,000         11,269,039
              AAA     Aaa       3,696,828  Option One Mortgage Loan Trust, Series 2002-4,
                                           Class A, 2.07% due 7/25/2032 (c)                      3,696,828          3,680,874
              AAA     NR*       1,796,496  Residential Funding Mortgage Securities Inc.,
                                           Series 2001-S23, Class 2A1, 5.50% due 10/25/2031      1,834,729          1,817,515
                                           Security Life of Denver:
              NR*     NR*       9,000,000    0.33% due 10/01/2002 (d)                            9,000,000         10,127,852
              NR*     NR*      10,000,000    0.44% due 3/31/2003                                10,000,000         10,000,000
              AAA     Aaa       2,618,399  Structured Asset Securities Corporation,
                                           Series 2002-9, Class A2, 2.114% due
                                           10/25/2027 (c)                                        2,618,399          2,614,790
              A       A2        3,025,000  Superior Wholesale Inventory Financing Trust,
                                           Series 2001-A7, 2.205% due 6/15/2006 (c)              3,029,042          3,025,393
              AAA     Aaa       6,900,000  Washington Mutual Inc., Series 2002-AR4,
                                           Class A7, 5.59% due 4/25/2032                         6,827,766          7,130,221
              AAA     Aaa       2,410,499  Wells Fargo Mortgage-Backed Securities Trust,
                                           Series 2002-A, Class A-2, 5.90% due 3/25/2032         2,451,713          2,443,060
                                                                                            --------------     --------------
                                                                                                86,075,481         89,549,266


Automotive    BBB+    Baa1      1,250,000  Ford Motor Company, 7.45% due 7/16/2031               1,200,125          1,028,758
& Equipment
--0.2%


Canadian      BBB-    Baa3        150,000  Abitibi Consolidated Inc., 8.55% due
Corporates++                               8/01/2010 (2)                                           157,225            158,410
--0.0%


Canadian      AAA     Aaa         900,000  Canada Government Bond, 6.375% due
Sovereigns++                               11/30/2004 (3)                                          943,529            984,686
--1.3%                                     Province of Ontario (3):
              AA      Aa2       1,455,000    3.50% due 9/17/2007                                 1,446,619          1,481,731
              AA      Aa2         950,000    5.50% due 10/01/2008                                  991,953          1,058,620
                                           Province of Quebec (3):
              A+      A1        1,080,000    5% due 7/17/2009                                    1,135,637          1,151,724
              A+      A1        1,250,000    7.50% due 9/15/2029                                 1,404,173          1,617,419
              A+      Aa3         210,000  Province of Saskatchewan, 8% due 7/15/2004 (3)          225,041            231,163
                                                                                            --------------     --------------
                                                                                                 6,146,952          6,525,343



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries Rating+++ Rating+++    Amount                      Issue                                Cost              Value

Bonds (continued)                                                                                 Intermediate Term Portfolio
Chemicals     BBB+    Baa1    $   570,000  Chevron Phillips Chemical Company, 5.375%
--0.2%                                     due 6/15/2007                                    $      567,207     $      602,997
              BBB-    Ba1         295,000  Methanex Corporation, 8.75% due 8/15/2012               295,000            305,325
                                                                                            --------------     --------------
                                                                                                   862,207            908,322


Finance--0.6% A       A2          670,000  AT&T Capital Corporation, 6.60% due 5/15/2005           662,833            693,535
              A+      A1          575,000  American General Finance, 5.375% due
                                           9/01/2009                                               570,860            595,153
                                           Capital One Bank:
              BBB-    Baa2        105,000    6.50% due 7/30/2004                                   104,322             99,404
              BBB-    Baa2        490,000    6.875% due 2/01/2006                                  486,678            460,326
              A       A2          700,000  Household Finance Corporation, 7% due
                                           5/15/2012                                               685,559            674,398
              AA      Aa3         330,000  Texaco Capital Inc., 8.625% due 6/30/2010               379,571            422,624
                                                                                            --------------     --------------
                                                                                                 2,889,823          2,945,440


Finance--                                  BB&T Corporation:
Banks--5.4%   A-      A2          755,000    6.50% due 8/01/2011                                   773,780            861,975
              A-      A1        1,100,000    4.75% due 10/01/2012                                1,089,451          1,113,054
              A-      A1          700,000  Banc One Corp., 8% due 4/29/2027                        770,970            877,633
              A+      Aa2         755,000  Bank of America Corp., 4.875% due 9/15/2012             752,184            763,061
              A+      Aa2         640,000  The Bank of New York, 5.20% due 7/01/2007               638,842            691,185
                                           Bank One Corp.:
              A       Aa3         800,000    6.875% due 8/01/2006                                  827,731            902,070
              A       Aa3         380,000    4.125% due 9/01/2007                                  379,422            391,583
              A+      Aa2       2,370,000  BankAmerica Corp., 5.875% due 2/15/2009               2,387,828          2,568,367
                                           Citigroup Inc.:
              AA-     Aa1         730,000    5.70% due 2/06/2004                                   749,450            763,541
              AA-     Aa1         770,000    5.75% due 5/10/2006                                   826,629            834,307
              AA-     Aa1       1,200,000    6.50% due 1/18/2011                                 1,224,593          1,335,566
              A+      Aa2         925,000    6.625% due 6/15/2032                                  912,522            964,331
              A       A1        1,600,000  FleetBoston Financial Corp., 7.25% due
                                           9/15/2005                                             1,598,144          1,750,587
              BB+     NR*         335,000  Hudson United Bancorp Inc., 8.20% due
                                           9/15/2006                                               344,766            369,490
                                           Inter-American Development Bank:
              AAA     Aaa         920,000    4.375% due 9/20/2012                                  915,952            934,786
              AAA     Aaa       2,590,000    6.80% due 10/15/2025                                3,074,734          3,107,516
              A+      Aa3         450,000  Marshall & Ilsley Bank, 4.125% due 9/04/2007            448,619            466,151
              A+      Aa3       1,150,000  National City Bank of Indiana, 4% due 9/28/2007       1,148,436          1,185,113
              A       Aa3       1,475,000  US Bancorp, 1.97% due 9/16/2005 (c)                   1,475,000          1,473,883
              A       A1          735,000  Wachovia Corporation, 4.95% due 11/01/2006              772,615            785,036
              BBB+    A3          800,000  Washington Mutual Inc., 7.50% due 8/15/2006             794,840            903,486
              A+      Aa2       1,510,000  Wells Fargo Bank, 6.45% due 2/01/2011                 1,625,932          1,702,786
                                           Wells Fargo & Co.:
              A+      Aa2         800,000    7.25% due 8/24/2005                                   838,125            894,325
              A+      Aa2         950,000    5.125% due 2/15/2007                                  949,687          1,020,820
                                                                                            --------------     --------------
                                                                                                25,320,252         26,660,652


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries Rating+++ Rating+++    Amount                      Issue                                Cost              Value

Bonds (continued)                                                                                 Intermediate Term Portfolio
Finance--     A+      A2      $   785,000  American Honda Finance, 2.032% due
Other--6.8%                                10/03/2005 (a)(c)                                $      784,757     $      784,921
                                           CIT Group Inc.:
              A       A2          245,000    5.625% due 5/17/2004                                  250,539            250,889
              A       A2          295,000    7.25% due 8/15/2005                                   285,197            311,310
              A       A2          300,000    6.50% due 2/07/2006                                   308,504            315,592
                                           Chrysler Financial Company LLC (c):
              BBB+    A3          758,000    1.985% due 2/03/2003                                  756,997            756,785
              BBB+    A3          758,000    1.99% due 3/06/2003                                   756,776            756,298
              A       A3        1,105,000  CountryWide Home Loan, 5.625% due 7/15/2009           1,099,353          1,159,128
                                           Ford Motor Credit Company:
              BBB+    A3        6,500,000    2.55% due 4/17/2003 (c)                             6,480,606          6,419,550
              BBB+    A3        1,665,000    7.25% due 10/25/2011                                1,641,009          1,539,126
              AAA     Aaa         660,000  General Electric Capital Corporation, 6.75%
                                           due 3/15/2032                                           673,420            707,884
                                           General Motors Acceptance Corp.:
              BBB+    A2        9,500,000    3.31% due 10/16/2003 (c)                            9,551,619          9,453,469
              BBB+    A2          305,000    6.85% due 6/17/2004                                   311,332            315,926
              BBB+    A2          807,000    7.75% due 1/19/2010                                   855,721            835,566
              BBB+    A2        1,309,000    8% due 11/01/2031                                   1,294,627          1,268,777
              A       A1          980,000  Golden West Financial Corporation, 4.75% due
                                           10/01/2012                                              973,130            985,352
              A+      Aa3         675,000  Goldman Sachs Group, Inc., 7.625% due
                                           8/17/2005                                               702,930            760,691
              AA-     A1          410,000  International Lease Finance Corporation,
                                           5.625% due 6/01/2007                                    418,372            421,013
              A       A2          480,000  John Hancock Financial Services, 5.625% due
                                           12/01/2008                                              478,666            506,179
                                           Lehman Brothers Holdings, Inc.:
              A       A2        1,000,000    6.625% due 4/01/2004                                1,011,822          1,055,894
              A       A2           90,000    7% due 2/01/2008                                       90,798            101,094
              A       A2        1,155,000    6.625% due 1/18/2012                                1,217,091          1,265,585
              BBB     Baa2        945,000  MBNA Corporation, 6.25% due 1/17/2007                   942,921            978,586
              AA      Aa3         760,000  Principal Life Global, 6.25% due 2/15/2012 (a)          750,447            818,005
              A-      A2          470,000  Regions Financial Corporation, 6.375% due
                                           5/15/2012                                               468,802            530,324
              A+      A1        1,130,000  Verizon Global Funding Corporation, 6.75% due
                                           12/01/2005                                            1,148,329          1,191,213
                                                                                            --------------     --------------
                                                                                                33,253,765         33,489,157


Food          A+      A1          745,000  Archer-Daniels-Midland, 5.935% due 10/01/2032           739,495            739,494
Distribution
--0.2%


Gas           BBB     Baa3        500,000  The Coastal Corporation, 6.50% due 6/01/2008            488,481            335,000
Transmission
--0.1%


Hotels--0.1%  BBB-    Ba1         626,000  Starwood Hotels & Resorts, 7.375% due
                                           5/01/2007 (a)                                           624,028            607,220


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries Rating+++ Rating+++    Amount                      Issue                                Cost              Value

Bonds (continued)                                                                                 Intermediate Term Portfolio
Industrial--  A       A2      $   660,000  Coca-Cola Enterprises, 6.125% due 8/15/2011      $      670,344     $      742,284
Consumer      BBB+    Baa2      1,645,000  Coors Brewing Company, 6.375% due 5/15/2012           1,764,352          1,861,546
Goods--1.1%   A       A1        1,455,000  Pepsi Bottling Holdings Inc., 5.625% due
                                           2/17/2009 (a)                                         1,519,265          1,583,481
              BBB     Baa3        910,000  Tyson Foods, Inc., 6.625% due 10/01/2004                908,298            966,812
                                                                                            --------------     --------------
                                                                                                 4,862,259          5,154,123


Industrial--  BBB     Baa2        470,000  Allete Inc., 7.80% due 2/15/2008                        484,422            533,042
Energy--2.8%  BBB+    Baa2        705,000  AmerenEnergy Generating, 7.95% due
                                           6/01/2032                                               702,377            801,773
                                           Anadarko Finance Company:
              BBB+    Baa1        285,000    6.75% due 5/01/2011                                   287,273            320,082
              BBB+    Baa1        250,000    7.50% due 5/01/2031                                   256,876            296,703
                                           Apache Corporation:
              A-      A3          105,000    6.25% due 4/15/2012                                   104,252            118,334
              A-      A3          275,000    7.625% due 7/01/2019                                  287,153            326,301
              A       A2          800,000  Colonial Pipeline, 7.63% due 4/15/2032 (a)              799,784            946,544
                                           Conoco Inc.:
              A-      A3        1,170,000    5.90% due 4/15/2004                                 1,192,277          1,227,853
              A-      A3          950,000    6.95% due 4/15/2029                                 1,069,034          1,073,174
                                           Kinder Morgan Energy:
              BBB+    Baa1        510,000    5.35% due 8/15/2007 (a)                               509,653            530,541
              BBB+    Baa1        815,000    6.75% due 3/15/2011                                   824,467            880,228
              BBB     Baa2      1,520,000  Kinder Morgan Inc., 6.50% due 9/01/2012 (a)           1,515,683          1,580,637
              A+      A1        1,265,000  Motiva Enterprises LLC, 5.20% due
                                           9/15/2012 (a)                                         1,261,028          1,283,770
              A-      Baa1        648,000  Murphy Oil Corporation, 6.375% due 5/01/2012            645,875            722,438
                                           Ocean Energy Inc.:
              BBB-    Baa3        330,000    4.375% due 10/01/2007                                 329,139            334,486
              BBB-    Baa3        690,000    7.25% due 10/01/2011                                  707,918            790,042
              BBB     A3        1,470,000  Oncor Electric Delivery, 6.375% due
                                           5/01/2012 (a)                                         1,466,810          1,597,783
              A-      Baa2        485,000  Transocean Sedco Forex, 6.50% due 4/15/2003             491,256            493,752
                                                                                            --------------     --------------
                                                                                                12,935,277         13,857,483


Industrial--  A       A2          775,000  Alcoa Inc., 2.063% due 12/06/2004 (c)                   775,000            774,809
Manu-         A+      A3          330,000  Boeing Capital Corporation, 7.10% due
facturing                                  9/27/2005                                               343,247            360,176
--3.6%                                     Daimler-Chrysler NA Holdings:
              BBB+    A3        6,001,000    7.125% due 4/10/2003                                6,121,410          6,114,131
              BBB+    A3          900,000    6.40% due 5/15/2006                                   899,631            966,267
              BBB-    Baa3        155,000  Domtar Inc., 7.875% due 10/15/2011                      167,004            177,833
              A       A2          205,000  Emerson Electric Company, 6% due 8/15/2032              201,587            207,559
              A+      A1        1,090,000  First Data Corporation, 6.75% due 7/15/2005           1,136,647          1,195,694
              BBB     Baa2        620,000  Lockheed Martin Corporation, 8.50% due
                                           12/01/2029                                              807,484            823,297
              BBB     Baa2        530,000  Martin Marietta Corp., 7.375% due 4/15/2013             578,131            634,018
              BBB-    Baa3        685,000  Noranda Inc., 7.25% due 7/15/2012                       680,226            726,402
              BBB-    Baa3      3,070,000  Northrop Grumman Corporation, 7.125% due
                                           2/15/2011                                             3,306,073          3,486,624
              BBB+    A3          395,000  Praxair Inc., 6.375% due 4/01/2012                      393,227            441,674
                                           Raytheon Company:
              BBB-    Baa3        675,000    8.30% due 3/01/2010                                   760,117            793,357
              BBB-    Baa3        660,000    6.75% due 3/15/2018                                   660,788            685,854
                                                                                            --------------     --------------
                                                                                                16,830,572         17,387,695


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries Rating+++ Rating+++    Amount                      Issue                                Cost              Value

Bonds (continued)                                                                                 Intermediate Term Portfolio
Industrial    BBB+    Baa1    $   675,000  AOL Time Warner Inc., 6.875% due 5/01/2012       $      573,141     $      614,250
--Services                                 Aramark Services Inc.:
--2.6%        BBB-    Baa3        825,000    6.75% due 8/01/2004                                   835,736            859,610
              BBB-    Baa3        690,000    6.375% due 2/15/2008                                  688,661            707,049
              BBB     Baa1        785,000  Cendant Corporation, 6.875% due 8/15/2006               778,131            789,408
              BB+     Ba2       1,570,000  Circus Circus Enterprises, Inc., 6.70% due
                                           11/15/2096                                            1,540,845          1,575,352
                                           Clear Channel Communications:
              BBB-    Baa3        570,000    7.875% due 6/15/2005                                  594,302            593,652
              BBB-    Baa3        300,000    7.65% due 9/15/2010                                   270,456            317,198
              BBB-    Ba1         940,000  HCA Inc., 6.30% due 10/01/2012                          933,241            929,004
                                           Kroger Company:
              BBB-    Baa3        550,000    6.20% due 6/15/2012                                   549,681            580,284
              BBB-    Baa3        580,000    7.50% due 4/01/2031                                   601,642            637,869
              BBB-    Baa3        900,000  Liberty Media Corporation, 7.875% due
                                           7/15/2009                                               909,648            943,931
              BBB     Baa2        185,000  Safeway Inc., 6.50% due 3/01/2011                       189,988            201,755
              BBB     Baa3        200,000  SuperValu Inc., 7.50% due 5/15/2012                     204,971            212,499
                                           Tele-Communications Inc.:
              BBB+    Baa3        920,000    8.25% due 1/15/2003                                   922,606            916,050
              BBB+    Baa3        785,000    9.80% due 2/01/2012                                   905,210            781,490
                                           Tenet Healthcare Corporation:
              BBB     Baa3        425,000    5% due 7/01/2007                                      421,137            441,124
              BBB     Baa3        840,000    6.875% due 11/15/2031 (d)                             779,243            885,405
                                           Viacom Inc.:
              A-      A3           45,000    5.625% due 8/15/2012                                   44,933             47,132
              A-      A3          710,000    7.875% due 7/30/2030                                  771,679            854,734
                                                                                            --------------     --------------
                                                                                                12,515,251         12,887,796


Industrial--  AAA     Aaa         475,000  Continental Airlines, 6.563% due 2/15/2012              475,000            512,106
Transporta-                                Southwest Airlines Co.:
tion--0.3%    A       Baa1        110,000    8% due 3/01/2005                                      109,407            122,623
              A       Baa1        630,000    7.875% due 9/01/2007                                  634,441            727,819
                                                                                            --------------     --------------
                                                                                                 1,218,848          1,362,548


Real Estate   BBB+    Baa1      1,320,000  EOP Operating LP, 7.375% due 11/15/2003               1,318,706          1,381,661
Investment    BBB+    Baa2        195,000  Health Care Properties Inc., 7.48% due
Trust--1.1%                                4/05/2004                                               203,163            207,225
                                           Health Care Properties Investors Inc.:
              BBB+    Baa2        465,000    6.50% due 2/15/2006                                   480,184            494,544
              BBB+    Baa2        840,000    6.45% due 6/25/2012                                   837,497            885,886
              BBB+    Baa1      2,500,000  Prologis Trust, 7% due 10/01/2003                     2,536,736          2,587,770
                                                                                            --------------     --------------
                                                                                                 5,376,286          5,557,086


Supranational A       A2        1,485,000  Corporacion Andina de Fomento, 6.875% due
--0.3%                                     3/15/2012                                             1,468,606          1,587,569


Tobacco       BBB-    Baa2        315,000  RJ Reynolds Tobacco Holdings, 6.50% due
--0.1%                                     6/01/2007                                               314,471            331,991


Utilities--   A       A2          500,000  360 Communications Co., 7.50% due 3/01/2006             510,834            549,900
Communica-                                 AT&T Corporation:
tions--1.2%   BBB+    Baa2      1,160,000    6% due 3/15/2009                                    1,096,093          1,044,000
              BBB+    Baa2        300,000    7.30% due 11/15/2011                                  252,591            289,500
                                           AT&T Wireless Services Inc.:
              BBB     Baa2        395,000    8.125% due 5/01/2012                                  336,578            304,150
              BBB     Baa2        372,000    8.75% due 3/01/2031                                   415,496            267,840


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries Rating+++ Rating+++    Amount                      Issue                                Cost              Value

Bonds (concluded)                                                                                 Intermediate Term Portfolio
Utilities--   A       A2      $   510,000  Alltel Corporation, 7% due 7/01/2012             $      507,986     $      566,632
Communi-      BBB+    Baa2        365,000  CenturyTel Inc., 7.875% due 8/15/2012 (a)               362,733            399,545
cations       BBB     Baa2        240,000  Citizens Communications Company, 7.625%
(concluded)                                due 8/15/2008                                           238,824            225,600
              A+      A2        1,010,000  GTE Corporation, 6.84% due 4/15/2018                  1,012,271            965,952
              BBB-    Baa3      1,400,000  Sprint Capital Corporation, 5.70% due
                                           11/15/2003                                            1,361,364          1,274,896
                                                                                            --------------     --------------
                                                                                                 6,094,770          5,888,015


Utilities--   BBB+    A3          420,000  Alabama Power Capital Trust, 5.50% due
Electric                                   10/01/2042 (c)                                          419,063            419,063
& Gas--       BBB     Baa1      1,685,000  Cincinnati Gas & Electric Company, 5.70% due
2.0%                                       9/15/2012                                             1,691,863          1,715,827
              BBB+    Baa1        660,000  Commonwealth Edison Company, 6.95% due
                                           7/15/2018                                               666,925            693,190
              BBB     Baa1        775,000  Conectiv Inc., 5.30% due 6/01/2005 (a)                  774,809            796,761
              A+      A1          330,000  Consolidated Edison Inc., 7.15% due 12/01/2009          356,621            386,568
              BBB+    Baa1      1,135,000  Constellation Energy Group, 6.125% due
                                           9/01/2009                                             1,133,195          1,146,698
                                           Dominion Resources Inc.:
              BBB+    Baa1        740,000    7.625% due 7/15/2005                                  749,074            812,509
              BBB+    Baa1        160,000    8.125% due 6/15/2010                                  186,244            185,980
              BBB+    Baa2        300,000  Exelon Corporation, 6.75% due 5/01/2011                 313,872            331,681
              A       A1          660,000  Mississippi Power, 6.05% due 5/01/2003                  670,381            672,574
              BBB     Baa1        440,000  PSEG Power, 6.95% due 6/01/2012 (a)                     439,133            426,237
              BBB     Baa1        575,000  Pepco Holdings Inc., 6.45% due 8/15/2012 (a)            573,488            595,838
              BBB+    Baa1        740,000  Southern Power Company, 6.25% due
                                           7/15/2012 (a)                                           738,957            803,977
              BBB     A2          350,000  Tampa Electric, 6.375% due 8/15/2012                    347,190            356,780
              BBB-    Baa2        670,000  Teco Energy Inc., 7% due 5/01/2012                      669,263            600,648
                                                                                            --------------     --------------
                                                                                                 9,730,078          9,944,331


Yankee        A-      A1          400,000  BSCH Issuances Ltd., 7.625% due 9/14/2010 (1)           415,631            422,736
Corporates++  A-      Baa1      1,780,000  British Telecom PLC, 8.375% due 12/15/2010 (2)        1,907,140          2,091,146
--1.9%                                     France Telecom (2):
              BBB-    Baa3        300,000    9.25% due 3/01/2011                                   298,677            327,260
              BBB-    Baa3        400,000    9.75% due 3/01/2031                                   422,314            442,338
              A       A1          915,000  HSBC Holding PLC, 7.50% due 7/15/2009 (1)               966,722          1,079,079
                                           Morgan Stanley TRACERS (a)(1):
              NR*     A3        1,620,000    5.854% due 3/01/2007 (c)                            1,665,562          1,689,044
              NR*     Baa1      1,620,000    6.726% due 6/15/2012                                1,711,448          1,755,286
              A       A2          340,000  Norsk Hydro A/S, 6.36% due 1/15/2009 (2)                336,899            372,168
              BBB-    Baa1        855,000  Pemex Project Funding Master Trust, 9.125%
                                           due 10/13/2010 (1)                                      875,411            910,575
                                                                                            --------------     --------------
                                                                                                 8,599,804          9,089,632


Yankee                                     Federal Republic of Brazil (3):
Sovereigns++  B+      B2          775,000    11.625% due 4/15/2004                                 762,032            606,437
--1.4%        B+      B2        1,375,000    14.50% due 10/15/2009                                 828,939            766,562
              A-      A3          800,000  Korea Development Bank, 7.125% due
                                           4/22/2004 (1)                                           818,290            855,246
              AAA     Aaa         700,000  Republic of Finland, 5.875% due 2/27/2006 (3)           724,344            773,469
              AA      Aa2       2,380,000  Republic of Italy, 4.375% due 10/25/2006 (3)          2,322,797          2,523,195
              BBB-    Baa2      1,020,000  United Mexican States, 9.875% due 2/01/2010 (3)       1,172,358          1,157,700
                                                                                            --------------     --------------
                                                                                                 6,628,760          6,682,609

                                           Total Investments in Bonds--51.6%                   244,332,816        252,677,940


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (continued)
              S&P     Moody's      Face
Industries  Rating+++ Rating+++   Amount                      Issue                                Cost              Value

U.S. Government & Agency Obligations                                                              Intermediate Term Portfolio
U.S.                                       Fannie Mae:
Government &  AAA     Aaa    $  3,000,000    6% (b)**                                       $    3,108,694     $    3,115,311
Agency        AAA     Aaa      16,900,000    6% (b)**                                           17,235,735         17,383,982
Obligations   AAA     Aaa      29,500,000    6.50% (b)**                                        30,464,136         30,570,319
--54.9%       AAA     Aaa      17,300,000    7.50% (b)**                                        18,223,954         18,230,256
              AAA     Aaa       3,600,000    8% (b)**                                            3,838,376          3,841,078
              AAA     Aaa      10,000,000    7% due 7/15/2005**                                 10,719,695         11,220,760
              AAA     Aaa       5,950,000    5.25% due 6/15/2006                                 6,078,270          6,452,662
              AAA     Aaa       1,660,000    7.125% due 3/15/2007                                1,817,830          1,941,438
              AAA     Aaa       3,590,000    6.375% due 6/15/2009                                3,804,920          4,138,498
              AAA     Aaa       2,500,000    6% due 5/15/2011                                    2,574,300          2,811,125
              AAA     Aaa       2,986,287    6% due 5/01/2016**                                  2,975,089          3,104,094
              AAA     Aaa       1,008,253    6% due 6/01/2016**                                  1,004,472          1,048,028
              AAA     Aaa       3,178,291    6% due 2/01/2017**                                  3,204,312          3,303,672
              AAA     Aaa       5,898,377    6.50% due 4/01/2017**                               6,047,749          6,180,570
              AAA     Aaa       2,057,583    7% due 11/18/2027**                                 2,006,866          2,092,738
              AAA     Aaa       4,140,000    7.125% due 1/15/2030                                4,617,194          5,132,325
              AAA     Aaa       1,134,447    8% due 9/01/2030**                                  1,174,862          1,212,946
              AAA     Aaa       7,099,345    7% due 2/01/2031**                                  7,333,886          7,415,478
              AAA     Aaa       6,249,648    6.50% due 6/01/2031**                               6,205,216          6,481,235
              AAA     Aaa      13,677,195    7% due 9/01/2031**                                 14,176,662         14,283,795
              AAA     Aaa       1,765,345    6% due 2/01/2032**                                  1,736,107          1,815,928
              AAA     Aaa       2,290,731    7% due 4/01/2032**                                  2,366,401          2,392,327
                                           Freddie Mac:
              AAA     Aaa       9,000,000    6% (b)**                                            9,179,951          9,268,983
              AAA     Aaa       3,000,000    6.50% (b)**                                         3,132,461          3,140,343
              AAA     Aaa       8,000,000    6.50% (b)**                                         8,262,444          8,297,768
              AAA     Aaa       5,000,000    8% (b)**                                            5,330,354          5,324,290
              AAA     Aaa       8,000,000    7% due 7/15/2005                                    8,575,992          8,982,920
              AAA     Aaa       4,690,000    6.625% due 9/15/2009                                5,032,741          5,490,222
              AAA     Aaa       1,810,319    5.57% due 7/15/2022**                               1,847,512          1,834,232
              AAA     Aaa       2,963,815    6% due 6/01/2032**                                  2,919,821          3,052,443
              AAA     Aaa       9,372,871  Ginnie Mae, 6.50% due 4/15/2032**                     9,355,297          9,784,008
                                           U.S. Treasury Bonds & Notes:
              AAA     Aaa       2,810,000    7.50% due 2/15/2005                                 3,070,107          3,179,032
              AAA     Aaa       7,400,000    6.50% due 5/15/2005                                 7,879,320          8,267,768
              AAA     Aaa         880,000    5.75% due 11/15/2005                                  932,470            977,419
              AAA     Aaa       2,340,000    6.25% due 2/15/2007                                 2,505,840          2,705,351
              AAA     Aaa       5,069,000    3.25% due 8/15/2007                                 5,153,151          5,224,634
              AAA     Aaa       2,960,000    6.125% due 8/15/2007                                3,180,072          3,429,900
              AAA     Aaa       2,040,000    4.75% due 11/15/2008                                2,086,993          2,240,414
              AAA     Aaa       1,220,000    6.50% due 2/15/2010                                 1,371,450          1,472,292
              AAA     Aaa       1,755,000    5% due 2/15/2011                                    1,727,135          1,949,558
              AAA     Aaa      12,425,000    4.375% due 8/15/2012                               13,042,069         13,211,266
              AAA     Aaa       2,000,000    7.50% due 11/15/2016                                2,453,236          2,651,562
              AAA     Aaa       1,220,000    8.125% due 8/15/2019                                1,606,554          1,724,012
              AAA     Aaa       4,250,000    7.25% due 8/15/2022                                 5,272,917          5,614,981
              AAA     Aaa         880,000    6.25% due 8/15/2023                                   972,372          1,049,400
              AAA     Aaa         880,000    6.625% due 2/15/2027                                1,020,990          1,106,703
              AAA     Aaa       4,430,000    5.375% due 2/15/2031                                4,889,062          4,922,837


                                           Total Investments in U.S. Government &
                                           Agency Obligations--54.9%                           261,515,037        269,070,903



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


SCHEDULE OF INVESTMENTS (concluded)
              S&P     Moody's      Face
Industries  Rating+++ Rating+++   Amount                      Issue                                Cost              Value

Short-Term Securities                                                                             Intermediate Term Portfolio
Commercial Paper***--15.6%                 Clipper Receivables Corp.:
                              $11,720,000    1.77% due 10/17/2002                           $   11,710,780     $   11,710,780
                                6,700,000    1.77% due 10/22/2002                                6,693,082          6,693,082
                               10,150,000  Conoco Inc., 1.86% due 10/15/2002                    10,142,658         10,142,658
                               13,690,000  Morgan Stanley, 1.77% due 10/03/2002                 13,688,654         13,688,654
                                4,300,000  Sears Roebuck Acceptance Corporation, 2%
                                           due 10/16/2002                                        4,296,417          4,296,417
                               12,430,000  Textron Inc., 1.89% due 10/10/2002                   12,424,127         12,424,127
                               17,480,000  UBS Finance (Delaware) Inc., 1.97% due
                                           10/01/2002                                           17,480,000         17,480,000


                                           Total Investments in Short-Term
                                           Securities--15.6%                                    76,435,718         76,435,718


                                           Total Investments--122.1%                           582,283,571        598,184,561

                            Nominal Value                                                        Premium
                          Covered by Options                                                     Received

Options
Options Written--0.0%          23,000,000  Swaption, expiring 11/05/2002 (e)                      (48,300)           (47,150)

                                           Total Options Written--0.0%                            (48,300)           (47,150)


Total Investments, Net of Options Written--122.1%                                           $  582,235,271        598,137,411
                                                                                            ==============
Liabilities in Excess of Other Assets--(22.1%)                                                                  (108,435,729)
                                                                                                               --------------
Net Assets--100.0%                                                                                             $  489,701,682
                                                                                                               ==============


*Not Rated.
**Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
***Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
++Corresponding industry groups for foreign securities:
(1)Financial Institution.
(2)Industrial.
(3)Government Entity.
+++Ratings of issues shown have not been audited by Deloitte &
Touche LLP.
(a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)Represents a "to-be-announced" (TBA) transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(c)Floating rate note.
(d)Restricted securities as to resale. The value of the Portfolio's investments in restricted securities was approximately $11,013,000, representing 2.2% of net assets.

                                 Acquisition
Issue                                Date            Cost         Value

Security Life of Denver,
0.33% due 10/01/2002               3/28/2002    $  9,000,000   $10,127,852
Tenet Healthcare Corporation,
6.875% due 11/15/2031             10/30/2001         779,243       885,405
                                                ------------   -----------
Total                                           $  9,779,243   $11,013,257
                                                ============   ===========


(e)This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

See Notes to Financial Statements.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION

Statements of Assets and Liabilities as of September 30, 2002
                                                                                          Core Bond       Intermediate
                                                                                          Portfolio      Term Portfolio
Assets:             Investments, at value* (including securities loaned of $0 and
                    $1,054,170, respectively)                                            $1,834,260,062   $  598,184,561
                    Investments held as collateral for loaned securities, at value                   --        1,110,001
                    Cash                                                                             --          802,157

     Receivables:     Securities sold                                                       196,694,134       76,210,216
                      Interest                                                               13,793,529        4,499,885
                      Capital shares sold                                                     3,203,304        2,003,614
                      Principal paydowns                                                        650,636               --
                      Loaned securities                                                              --           10,134
                    Prepaid registration fees and other assets                                   42,888           28,598
                                                                                         --------------   --------------
                    Total assets                                                          2,048,644,553      682,849,166
                                                                                         --------------   --------------

Liabilities:        Collateral on securities loaned, at value                                        --        1,110,001
                    Options written, at value**                                                 149,650           47,150

     Payables:        Securities purchased                                                  506,653,898      184,589,262
                      Capital shares redeemed                                                 5,162,882        6,489,806
                      Custodian bank                                                          2,817,464               --
                      Dividends to shareholders                                               1,780,109          580,378
                      Investment adviser                                                        426,508          138,276
                      Distributor                                                               400,777           68,492
                    Accrued expenses and other liabilities                                      896,581          124,119
                                                                                         --------------   --------------
                    Total liabilities                                                       518,287,869      193,147,484
                                                                                         --------------   --------------

Net Assets:         Net assets                                                           $1,530,356,684   $  489,701,682
                                                                                         ==============   ==============

Net Assets          Class A Common Stock, $.10 par value++                               $    5,607,895   $    1,660,535
Consist of:         Class B Common Stock, $.10 par value++++                                  4,235,332        1,205,873
                    Class C Common Stock, $.10 par value++++++                                  955,413          106,442
                    Class D Common Stock, $.10 par value++++++++                              2,488,194        1,186,105
                    Paid-in capital in excess of par                                      1,543,756,689      487,027,661
                                                                                         --------------   --------------
                    Undistributed (accumulated) investment income (loss)--net                   454,769         (26,579)
                    Accumulated realized capital losses on investments--net                (78,391,292)     (17,360,495)
                    Unrealized appreciation on investments--net                              51,249,684       15,902,140
                                                                                         --------------   --------------
                    Total accumulated losses--net                                          (26,686,839)      (1,484,934)
                                                                                         --------------   --------------
                    Net assets                                                           $1,530,356,684   $  489,701,682
                                                                                         ==============   ==============

Net       Class A:  Net assets                                                           $  645,819,715   $  195,514,503
Asset                                                                                    ==============   ==============
Value:              Shares outstanding                                                       56,078,952       16,605,347
                                                                                         ==============   ==============
                    Net asset value and redemption price per share                       $        11.52   $        11.77
                                                                                         ==============   ==============
          Class B:  Net assets                                                           $  487,745,970   $  141,992,517
                                                                                         ==============   ==============
                    Shares outstanding                                                       42,353,322       12,058,733
                                                                                         ==============   ==============
                    Net asset value and redemption price per share                       $        11.52   $        11.78
                                                                                         ==============   ==============
          Class C:  Net assets                                                           $  110,065,164   $   12,535,315
                                                                                         ==============   ==============
                    Shares outstanding                                                        9,554,130        1,064,421
                                                                                         ==============   ==============
                    Net asset value and redemption price per share                       $        11.52   $        11.78
                                                                                         ==============   ==============
          Class D:  Net assets                                                           $  286,725,835   $  139,659,347
                                                                                         ==============   ==============
                    Shares outstanding                                                       24,881,940       11,861,048
                                                                                         ==============   ==============
                    Net asset value and redemption price per share                       $        11.52   $        11.77
                                                                                         ==============   ==============

                   *Identified cost                                                      $1,783,014,028   $  582,283,571
                                                                                         ==============   ==============
                  **Premiums received                                                           153,300           48,300
                                                                                         ==============   ==============
                  ++Authorized shares--Class A                                              250,000,000      100,000,000
                                                                                         ==============   ==============
                ++++Authorized shares--Class B                                              250,000,000       50,000,000
                                                                                         ==============   ==============
              ++++++Authorized shares--Class C                                              100,000,000       50,000,000
                                                                                         ==============   ==============
            ++++++++Authorized shares--Class D                                              100,000,000       50,000,000
                                                                                         ==============   ==============

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (continued)

Statements of Operations for the Year Ended September 30, 2002
                                                                                               Core           Intermediate
                                                                                               Bond              Term
                                                                                            Portfolio          Portfolio
Investment          Interest                                                             $   73,826,882   $   23,507,509
Income:             Securities lending--net                                                       2,960            2,731
                                                                                         --------------   --------------
                    Total income                                                             73,829,842       23,510,240
                                                                                         --------------   --------------


Expenses:           Investment advisory fees                                                  5,161,476        1,658,740
                    Account maintenance and distribution fees--Class B                        3,701,867          641,565
                    Transfer agent fees--Class A                                                923,105          399,239
                    Transfer agent fees--Class B                                                894,552          297,972
                    Account maintenance and distribution fees--Class C                          756,676           29,907
                    Account maintenance fees--Class D                                           609,421          131,603
                    Transfer agent fees--Class D                                                397,157          286,359
                    Accounting services                                                         417,686          134,284
                    Transfer agent fees--Class C                                                175,566           13,162
                    Registration fees                                                           108,589           50,772
                    Custodian fees                                                               83,567           38,350
                    Printing and shareholder reports                                             80,943           21,196
                    Professional fees                                                            67,062           32,591
                    Pricing fees                                                                 24,382           19,936
                    Directors' fees and expenses                                                 20,069            6,728
                    Other                                                                        46,696           25,236
                                                                                         --------------   --------------
                    Total expenses                                                           13,468,814        3,787,640
                                                                                         --------------   --------------
                    Investment income--net                                                   60,361,028       19,722,600
                                                                                         --------------   --------------

Realized &          Realized gain on investments--net                                        17,898,677        7,001,082
Unrealized          Change in unrealized appreciation on investments--net                    23,126,185        5,553,942
Gain on                                                                                  --------------   --------------
Investments--Net:   Total realized and unrealized gain on investments--net                   41,024,862       12,555,024
                                                                                         --------------   --------------
                    Net Increase in Net Assets Resulting from Operations                 $  101,385,890   $   32,277,624
                                                                                         ==============   ==============

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                                  Core Bond Portfolio
                                                                                                  For the Year
                                                                                              Ended September 30,
Increase (Decrease) in Net Assets:                                                             2002               2001
Operations:         Investment income--net                                               $   60,361,028   $   68,261,340
                    Realized gain on investments--net                                        17,898,677        5,256,133
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                         23,126,185       53,516,793
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    101,385,890      127,034,266
                                                                                         --------------   --------------

Dividends to        Investment income--net:
Shareholders:         Class A                                                              (26,610,817)     (30,082,991)
                      Class B                                                              (19,459,138)     (25,158,749)
                      Class C                                                               (3,656,190)      (3,346,835)
                      Class D                                                              (10,820,648)      (9,672,765)
                                                                                         --------------   --------------
                   Net decrease in net assets resulting from dividends to
                   shareholders                                                           (60,546,793)     (68,261,340)
                                                                                         --------------   --------------

Capital Share       Net increase in net assets derived from capital
Transactions:       share transactions                                                      180,304,214      100,721,161
                                                                                         --------------   --------------

Net Assets:         Total increase in net assets                                            221,143,311      159,494,087
                    Beginning of year                                                     1,309,213,373    1,149,719,286
                                                                                         --------------   --------------
                    End of year*                                                         $1,530,356,684   $1,309,213,373
                                                                                         ==============   ==============

                    *Undistributed investment income--net                                $      454,769               --
                                                                                         ==============   ==============

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets (concluded)                                               Intermediate Term Portfolio
                                                                                                    For the Year
                                                                                                Ended September 30,
Increase (Decrease) in Net Assets:                                                             2002             2001
Operations:         Investment income--net                                               $   19,722,600   $   23,743,317
                    Realized gain on investments--net                                         7,001,082        5,280,415
                    Change in unrealized appreciation/depreciation on investments--net        5,553,942       14,347,388
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                     32,277,624       43,371,120
                                                                                         --------------   --------------

Dividends to        Investment income--net:
Shareholders:         Class A                                                               (8,421,184)      (9,163,958)
                      Class B                                                               (5,229,775)      (6,799,706)
                      Class C                                                                 (241,533)        (202,103)
                      Class D                                                               (5,907,394)      (7,577,550)
                                                                                         --------------   --------------
                   Net decrease in net assets resulting from dividends to
                   shareholders                                                           (19,799,886)     (23,743,317)
                                                                                         --------------   --------------


Capital Share       Net increase in net assets derived from capital share
Transactions:       transactions                                                             36,757,309       24,888,072
                                                                                         --------------   --------------


Net Assets:         Total increase in net assets                                             49,235,047       44,515,875
                    Beginning of year                                                       440,466,635      395,950,760
                                                                                         --------------   --------------
                    End of year*                                                         $  489,701,682   $  440,466,635
                                                                                         ==============   ==============

                    *Accumulated investment loss--net                                    $     (26,579)               --
                                                                                         ==============   ==============


See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights                                                                                     Core Bond Portfolio

The following per share data and ratios have been derived                                Class A
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002         2001       2000         1999          1998
Per Share           Net asset value, beginning of year          $   11.21  $   10.68    $   10.88   $   11.78     $   11.40
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .53        .66          .72         .70           .73
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .53        (.20)       (.90)           .38
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .84       1.19          .52       (.20)          1.11
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.53)      (.66)        (.72)       (.70)         (.73)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.52  $   11.21    $   10.68   $   10.88     $   11.78
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              7.71%     11.44%        5.09%     (1.70%)        10.05%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                         .59%       .61%         .57%        .57%          .58%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.68%      6.03%        6.79%       6.22%         6.32%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 645,820  $ 519,815    $ 489,778   $ 535,188     $ 600,655
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            281.67%    262.47%       94.67%      79.06%       149.41%
                                                                =========  =========    =========   =========     =========




The following per share data and ratios have been derived                                Class B
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002         2001       2000         1999          1998
Per Share           Net asset value, beginning of year          $   11.21  $   10.68    $   10.88   $   11.78     $   11.40
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .44        .57          .64         .61           .64
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .53        (.20)       (.90)           .38
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .75       1.10          .44       (.29)          1.02
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.44)      (.57)        (.64)       (.61)         (.64)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.52  $   11.21    $   10.68   $   10.88     $   11.78
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              6.89%     10.59%        4.29%     (2.45%)         9.21%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                        1.36%      1.38%        1.34%       1.33%         1.34%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          3.93%      5.25%        6.02%       5.46%         5.56%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 487,746  $ 511,166    $ 455,162   $ 636,115     $ 685,345
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            281.67%    262.47%       94.67%      79.06%       149.41%
                                                                =========  =========    =========   =========     =========

*Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                        Core Bond Portfolio

The following per share data and ratios have been derived                                 Class C
from information provided in the financial statements.                        For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002       2001          2000        1999          1998
Per Share           Net asset value, beginning of year          $   11.21  $   10.68    $   10.88   $   11.79     $   11.40
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .43        .57          .64         .61           .63
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .53        (.20)       (.91)           .39
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .74       1.10          .44       (.30)          1.02
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.43)        (.57)      (.64)        (.61)       (.63)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.52  $   11.21    $   10.68   $   10.88     $   11.79
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              6.83%     10.53%        4.23%     (2.58%)         9.25%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                        1.42%      1.44%        1.39%       1.38%         1.40%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          3.85%      5.16%        5.96%       5.41%         5.50%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 110,065  $  76,963    $  55,889   $  79,581     $  77,464
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            281.67%    262.47%       94.67%      79.06%       149.41%
                                                                =========  =========    =========   =========     =========



The following per share data and ratios have been derived                                Class D
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002         2001       2000       1999            1998
Per Share           Net asset value, beginning of year          $   11.21  $   10.68    $   10.88   $   11.79     $   11.41
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .50        .63          .70         .67           .70
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .53        (.20)       (.91)           .38
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .81       1.16          .50       (.24)          1.08
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.50)      (.63)        (.70)       (.67)         (.70)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.52  $   11.21    $   10.68   $   10.88     $   11.79
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              7.44%     11.16%        4.83%     (2.03%)         9.77%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                         .84%       .86%         .82%        .82%          .82%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.43%      5.75%        6.55%       5.98%         6.07%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 286,726  $ 201,269    $ 148,890   $ 135,401     $ 123,202
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            281.67%    262.47%       94.67%      79.06%       149.41%
                                                                =========  =========    =========   =========     =========


*Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                Intermediate Term Portfolio

The following per share data and ratios have been derived                                Class A
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002       2001         2000         1999          1998
Per Share           Net asset value, beginning of year          $   11.47  $   10.93    $   11.11   $   11.83     $   11.49
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .52        .67          .71         .70           .73
                    Realized and unrealized gain (loss) on
                    investments--net                                  .30        .54        (.18)       (.72)           .34
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .82       1.21          .53       (.02)          1.07
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.52)      (.67)        (.71)       (.70)         (.73)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.77  $   11.47    $   10.93   $   11.11     $   11.83
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              7.43%     11.35%        5.02%      (.18%)         9.59%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                         .66%       .84%         .78%        .73%          .67%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.57%      5.94%        6.51%       6.09%         6.27%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 195,515  $ 176,589    $ 144,352   $ 161,113     $ 200,679
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            314.59%    259.80%      143.77%     113.52%       111.03%
                                                                =========  =========    =========   =========     =========



The following per share data and ratios have been derived                                Class B
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002         2001       2000         1999          1998
Per Share           Net asset value, beginning of year          $   11.47  $   10.93    $   11.11   $   11.83     $   11.50
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .46        .61          .66         .64           .67
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .54        (.18)       (.72)           .33
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .77       1.15          .48       (.08)          1.00
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.46)      (.61)        (.66)       (.64)         (.67)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.78  $   11.47    $   10.93   $   11.11     $   11.83
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              6.97%     10.79%        4.49%      (.69%)         8.94%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                        1.17%      1.35%        1.30%       1.24%         1.18%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.06%      5.46%        5.98%       5.58%         5.75%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 141,993  $ 129,162    $ 120,250   $ 162,211     $ 178,464
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            314.59%    259.80%      143.77%     113.52%       111.03%
                                                                =========  =========    =========   =========     =========


*Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


FINANCIAL INFORMATION (concluded)


Financial Highlights (concluded)                                                                 Intermediate Term Portfolio
The following per share data and ratios have been derived                                 Class C
from information provided in the financial statements.                        For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002       2001          2000        1999          1998
Per Share           Net asset value, beginning of year          $   11.47  $   10.93    $   11.11   $   11.83     $   11.49
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .46        .61          .65         .64           .67
                    Realized and unrealized gain (loss) on
                    investments--net                                  .31        .54        (.18)       (.72)           .34
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .77       1.15          .47       (.08)          1.01
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment
                    income--net                                    (.46)      (.61)        (.65)       (.64)         (.67)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.78  $   11.47    $   10.93   $   11.11     $   11.83
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              6.97%     10.78%        4.48%      (.70%)         9.03%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                        1.16%      1.36%        1.30%       1.24%         1.20%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.02%      5.41%        5.97%       5.57%         5.70%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $  12,535  $   4,600    $   2,859   $   3,904     $   4,832
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            314.59%    259.80%      143.77%     113.52%       111.03%
                                                                =========  =========    =========   =========     =========



The following per share data and ratios have been derived                                Class D
from information provided in the financial statements.                       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                            2002       2001         2000       1999            1998
Per Share           Net asset value, beginning of year          $   11.47  $   10.93    $   11.11   $   11.83     $   11.50
Operating                                                       ---------  ---------    ---------   ---------     ---------
Performance:        Investment income--net                            .51        .66          .70         .69           .71
                    Realized and unrealized gain (loss) on
                    investments--net                                  .30        .54        (.18)       (.72)           .33
                                                                ---------  ---------    ---------   ---------     ---------
                    Total from investment operations                  .81       1.20          .52       (.03)          1.04
                                                                ---------  ---------    ---------   ---------     ---------
                    Less dividends from investment income--net      (.51)      (.66)        (.70)       (.69)         (.71)
                                                                ---------  ---------    ---------   ---------     ---------
                    Net asset value, end of year                $   11.77  $   11.47    $   10.93   $   11.11     $   11.83
                                                                =========  =========    =========   =========     =========


Total Investment    Based on net asset value per share              7.32%     11.24%        4.92%      (.28%)         9.39%
Return:*                                                        =========  =========    =========   =========     =========


Ratios to Average   Expenses                                         .76%       .94%         .88%        .83%          .77%
Net Assets:                                                     =========  =========    =========   =========     =========
                    Investment income--net                          4.47%      5.88%        6.41%       6.01%         6.16%
                                                                =========  =========    =========   =========     =========


Supplemental        Net assets, end of year (in thousands)      $ 139,659  $ 130,116    $ 128,490   $ 136,467     $ 106,294
Data:                                                           =========  =========    =========   =========     =========
                    Portfolio turnover                            314.59%    259.80%      143.77%     113.52%       111.03%
                                                                =========  =========    =========   =========     =========

*Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
The Core Bond Portfolio and the Intermediate Term Portfolio ("Portfolio" or "Portfolios") are two of the three portfolios in Merrill Lynch Bond Fund, Inc. (the "Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolios' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Each Portfolio offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Portfolios.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations.

(b) Repurchase agreements--The Portfolios invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Portfolios take possession of the underlying securities, mark to market such securities and, if necessary, receive additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Portfolios may be delayed or limited.

(c) Derivative financial instruments--Each Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which each Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, each Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, each Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Portfolio as unrealized gains or losses. When the contract is closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolios are authorized to purchase and write call and put options. When each Portfolio writes an option, an amount equal to the premium received by each Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or each Portfolio enters into a closing transaction), each Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Interest rate swaps--The Portfolios are authorized to enter into swap agreements for the purpose of hedging the market risk on existing securities. In an interest rate swap, the Portfolios exchange with another party their respective commitments to pay or receive interest on a specified notional principal amount. When the swap agreement is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

(d) Income taxes--It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund's Portfolios, but resulted in a reduction in cost of securities (which in return results in a corresponding increase in net unrealized appreciation and a corresponding increase in accumulated net investment loss), based on securities held by the Fund's Portfolios as of September 30, 2001 as follows:


                                                              Corresponding
                                              Corresponding    Increase to
                                                Increase      Accumulated
                                                 to Net           Net
                               Decrease        Unrealized      Investment
Portfolio                      to Cost        Appreciation        Loss

Core Bond                     $(1,565,139)      $1,565,139     $(1,565,139)
Intermediate Term             $  (682,097)      $  682,097     $  (682,097)


The effect of this change for the year ended September 30, 2002 was as follows:

                                                Increase
                               Increase        (Decrease)        Increase
                                 Net              Net              Net
                              Investment       Unrealized        Realized
Portfolio                        Loss         Appreciation        Gains

Core Bond                     $(168,625)      $(126,088)       $1,859,852
Intermediate Term             $ (77,286)       $  26,571       $  732,812


The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002



NOTES TO FINANCIAL STATEMENTS (continued)

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Expenses--Certain expenses have been allocated to the individual Portfolios in the Fund on a pro rata basis based upon the respective aggregate net asset value of each Portfolio included in the Fund.

(i) Securities lending--The Portfolios may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolios receive securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolios typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Portfolios receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolios may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Custodian bank--The Core Bond Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

(k) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference on the Core Bond Portfolio of $2,205,674 has been reclassified between accumulated net realized capital losses and undistributed net investment income.

In addition, the current year's permanent book/tax difference on the Intermediate Term Portfolio of $732,804 has been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the aggregate average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $250 million; .45% of the average daily net assets in excess of $250 million but not exceeding $500 million; .40% of average daily net assets in excess of $500 million but not exceeding $750 million; and .35% of average daily net assets in excess of $750 million. For the year ended September 30, 2002, the aggregate average daily net assets of the Fund, including the Fund's High Income Portfolio, was approximately $3,942,079,000.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Portfolio as follows:


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


                                 Account                    Distribution
                             Maintenance Fees                    Fees
Portfolio           Class B      Class C      Class D     Class B     Class C

Core                   .25%        .25%         .25%        .50%        .55%
Intermediate Term      .25%        .25%         .10%        .25%        .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended September 30, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of each Portfolio's Class A and Class D Shares as follows:


                               FAMD                         MLPF&S
Portfolio              Class A       Class D        Class A        Class D

Core Bond              $1,694         $9,668         $17,045      $112,477
Intermediate Term      $  177         $  768         $ 2,340      $  8,818


For the year ended September 30, 2002, MLPF&S received contingent deferred sales charges of $917,512 relating to transactions in Class B Shares, amounting to $862,622 and $54,890 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively, and $49,249 relating to transactions in Class C Shares, amounting to $48,419 and $830 in the Core Bond Portfolio and Intermediate Term Portfolio, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $1,402 relating to transactions subject to front-end sales charge waivers in Class D Shares in the Core Bond Portfolio.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of September 30, 2002, cash collateral of $499,501 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $610,500 was invested in the Merrill Lynch Premier Institutional Fund for the Intermediate Term Portfolio. For the year ended September 30, 2002, QA Advisors received $869 and $1,196 in securities lending agent fees for the Core Bond Portfolio and Intermediate Term Portfolio, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the year ended September 30, 2002, the Portfolios paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S,
$16,546 for security price quotations to compute the net asset values of the Portfolios.

For the year ended September 30, 2002, the Portfolios reimbursed FAM $56,431 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2002 were as follows:

                                                  Intermediate
                                Core Bond            Term
                                Portfolio         Portfolio

Purchases                    $ 4,420,342,894    $ 1,543,855,615
                             ---------------    ---------------
Sales                        $ 4,044,525,844    $ 1,461,505,963
                             ===============    ===============


Net realized gains (losses) for the year ended September 30, 2002 and net unrealized gains as of September 30, 2002 were as follows:

                                     Realized        Unrealized
Core Bond Portfolio               Gains (Losses)       Gains

Long-term investments             $ 20,265,264   $   51,246,034
Short-term investments                   (124)               --
Options written                             --            3,650
Financial futures contracts        (2,366,463)               --
                                  ------------   --------------
Total                             $ 17,898,677   $   51,249,684
                                  ============   ==============

Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


NOTES TO FINANCIAL STATEMENTS (continued)

                                     Realized        Unrealized
Intermediate Term Portfolio       Gains (Losses)       Gains

Long-term investments             $  7,452,657   $   15,900,990
Short-term investments                     452               --
Options written                             --            1,150
Financial futures contracts          (452,027)               --
                                  ------------   --------------
Total                             $  7,001,082   $   15,902,140
                                  ============   ==============

As of September 30, 2002, net unrealized appreciation for Federal income tax purposes was as follows:

                                                    Intermediate
                                    Core Bond           Term
                                    Portfolio        Portfolio

Gross unrealized
appreciation                      $ 56,613,270   $   17,394,498
Gross unrealized
depreciation                       (5,827,365)      (1,647,172)
                                  ------------   --------------
Net unrealized
appreciation                      $ 50,785,905   $   15,747,326
                                  ============   ==============


The aggregate cost of investments, net of options written, at September 30, 2002 for Federal income tax purposes was $1,783,324,507 for the Core Bond Portfolio and $582,390,085 for the Intermediate Term Portfolio.

Transactions in call options written for the year ended September
30, 2002 were as follows:


                                  Nominal Value       Premiums
Core Bond Portfolio                  Covered          Received

Outstanding call options
written, beginning of year                  --               --
Options written                    103,000,000   $      274,003
Options expired                   (30,000,000)        (120,703)
                                  ------------   --------------
Outstanding call options
written, end of year                73,000,000   $      153,300
                                  ============   ==============



                                  Nominal Value       Premiums
Intermediate Term Portfolio          Covered          Received

Outstanding call options
written, beginning of year                  --               --
Options written                     32,600,000   $       86,925
Options expired                    (9,600,000)         (38,625)
                                  ------------   --------------
Outstanding call options
written, end of year                23,000,000   $       48,300
                                  ============   ==============



4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the year ended September 30, 2002 was $180,304,214 for the Core Bond Portfolio and $36,757,309 for the Intermediate Term Portfolio. Net increase in net assets derived from capital share transactions for the year ended September 30, 2001 was $100,721,161 for the Core Bond Portfolio and $24,888,072 for the Intermediate Term Portfolio.

Transactions in capital shares for each class were as follows:


Core Bond Portfolio
Class A Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                         22,329,750   $  250,091,666
Shares issued to shareholders
in reinvestment of dividends           621,812        6,939,302
                                  ------------   --------------
Total issued                        22,951,562      257,030,968
Shares redeemed                   (13,254,009)    (148,214,506)
                                  ------------   --------------
Net increase                         9,697,553   $  108,816,462
                                  ============   ==============


Core Bond Portfolio
Class A Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                         12,164,635   $  133,485,683
Shares issued resulting from
reorganization                           3,325           36,469
Shares issued to shareholders
in reinvestment of dividends           434,363        4,759,193
                                  ------------   --------------
Total issued                        12,602,323      138,281,345
Shares redeemed                   (12,099,127)    (132,360,014)
                                  ------------   --------------
Net increase                           503,196   $    5,921,331
                                  ============   ==============


Core Bond Portfolio
Class B Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                         13,231,420   $  148,085,296
Shares issued to shareholders
in reinvestment of dividends         1,085,140       12,096,134
                                  ------------   --------------
Total issued                        14,316,560      160,181,430
Automatic conversion
of shares                          (2,052,254)     (22,932,960)
Shares redeemed                   (15,519,910)    (173,196,566)
                                  ------------   --------------
Net decrease                       (3,255,604)   $ (35,948,096)
                                  ============   ==============


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


Core Bond Portfolio
Class B Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                         15,196,397   $  166,702,376
Shares issued resulting from
reorganization                         692,835        7,599,924
Shares issued to shareholders
in reinvestment of dividends         1,209,395       13,248,556
                                  ------------   --------------
Total issued                        17,098,627      187,550,856
Automatic conversion
of shares                          (1,491,340)     (16,360,136)
Shares redeemed                   (12,633,216)    (138,208,375)
                                  ------------   --------------
Net increase                         2,974,071   $   32,982,345
                                  ============   ==============


Core Bond Portfolio
Class C Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                          4,655,739   $   51,997,577
Shares issued to shareholders
in reinvestment of dividends           211,715        2,362,338
                                  ------------   --------------
Total issued                         4,867,454       54,359,915
Shares redeemed                    (2,177,960)     (24,354,570)
                                  ------------   --------------
Net increase                         2,689,494   $   30,005,345
                                  ============   ==============


Core Bond Portfolio
Class C Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                          2,723,779   $   29,948,729
Shares issued resulting from
reorganization                         303,906        3,334,855
Shares issued to shareholders
in reinvestment of dividends           195,095        2,138,486
                                  ------------   --------------
Total issued                         3,222,780       35,422,070
Shares redeemed                    (1,591,360)     (17,413,040)
                                  ------------   --------------
Net increase                         1,631,420   $   18,009,030
                                  ============   ==============


Core Bond Portfolio
Class D Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                         10,754,653   $  120,080,117
Automatic conversion
of shares                            2,051,406       22,932,960
Shares issued to shareholders
in reinvestment of dividends           679,532        7,588,372
                                  ------------   --------------
Total issued                        13,485,591      150,601,449
Shares redeemed                    (6,550,329)     (73,170,946)
                                  ------------   --------------
Net increase                         6,935,262   $   77,430,503
                                  ============   ==============


Core Bond Portfolio
Class D Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                          7,569,027   $   82,986,487
Automatic conversion
of shares                            1,490,152       16,360,136
Shares issued resulting from
reorganization                          41,484          455,320
Shares issued to shareholders
in reinvestment of dividends           457,543        5,021,327
                                  ------------   --------------
Total issued                         9,558,206      104,823,270
Shares redeemed                    (5,550,006)     (61,014,815)
                                  ------------   --------------
Net increase                         4,008,200   $   43,808,455
                                  ============   ==============


Intermediate Term Portfolio
Class A Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                          6,989,331   $   79,900,318
Shares issued to shareholders
in reinvestment of dividends           176,296        2,008,174
                                  ------------   --------------
Total issued                         7,165,627       81,908,492
Shares redeemed                    (5,959,413)     (68,085,582)
                                  ------------   --------------
Net increase                         1,206,214   $   13,822,910
                                  ============   ==============


Intermediate Term Portfolio
Class A Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                          6,791,319   $   76,190,646
Shares issued to shareholders
in reinvestment of dividends           218,863        2,450,488
                                  ------------   --------------
Total issued                         7,010,182       78,641,134
Shares redeemed                    (4,815,089)     (53,778,401)
                                  ------------   --------------
Net increase                         2,195,093   $   24,862,733
                                  ============   ==============


Intermediate Term Portfolio
Class B Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                          4,821,326   $   55,263,074
Shares issued to shareholders
in reinvestment of dividends           326,275        3,721,914
                                  ------------   --------------
Total issued                         5,147,601       58,984,988
Automatic conversion
of shares                            (491,794)      (5,626,588)
Shares redeemed                    (3,859,531)     (44,001,785)
                                  ------------   --------------
Net increase                           796,276   $    9,356,615
                                  ============   ==============


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)

Intermediate Term Portfolio
Class B Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                          4,132,716   $   46,326,155
Shares issued to shareholders
in reinvestment of dividends           268,441        3,009,963
                                  ------------   --------------
Total issued                         4,401,157       49,336,118
Automatic conversion of shares       (504,530)      (5,657,718)
Shares redeemed                    (3,632,706)     (40,657,509)
                                  ------------   --------------
Net increase                           263,921   $    3,020,891
                                  ============   ==============


Intermediate Term Portfolio
Class C Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                            878,088   $   10,147,486
Shares issued to shareholders
in reinvestment of dividends            12,245          140,123
                                  ------------   --------------
Total issue                            890,333       10,287,609
Shares redeemed                      (226,962)      (2,584,460)
                                  ------------   --------------
Net increase                           663,371   $    7,703,149
                                  ============   ==============


Intermediate Term Portfolio
Class C Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                            329,668   $    3,690,415
Shares issued to shareholders
in reinvestment of dividends            11,519          129,194
                                  ------------   --------------
Total issue                            341,187        3,819,609
Shares redeemed                      (201,641)      (2,248,628)
                                  ------------   --------------
Net increase                           139,546   $    1,570,981
                                  ============   ==============


Intermediate Term Portfolio
Class D Shares for the Year                            Dollar
Ended September 30, 2002              Shares           Amount

Shares sold                          5,113,073   $   58,478,637
Automatic conversion of shares         491,794        5,626,588
Shares issued to shareholders
in reinvestment of dividends           130,728        1,491,286
                                  ------------   --------------
Total issued                         5,735,595       65,596,511
Shares redeemed                    (5,220,812)     (59,721,876)
                                  ------------   --------------
Net increase                           514,783   $    5,874,635
                                  ============   ==============


Intermediate Term Portfolio
Class D Shares for the Year                            Dollar
Ended September 30, 2001              Shares           Amount

Shares sold                          4,622,934   $   51,827,764
Automatic conversion of shares         504,530        5,657,718
Shares issued to shareholders
in reinvestment of dividends           115,319        1,292,278
                                  ------------   --------------
Total issued                         5,242,783       58,777,760
Shares redeemed                    (5,648,611)     (63,344,293)
                                  ------------   --------------
Net decrease                         (405,828)   $  (4,566,533)
                                  ============   ==============


5. Short-Term Borrowings:
The Portfolios, along with certain other funds managed by FAM and its affiliates, are a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolios may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolios may borrow up to the maximum amount allowable under the Portfolios' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolios pay a commitment fee of .09% per annum based on the Portfolios' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolios did not borrow under the credit agreement during the year ended September 30, 2002.


6. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended September 30, 2002 and September 30, 2001 was as follows:

Core Bond Portfolio                9/30/2002         9/30/2001

Distributions paid from:
   Ordinary income               $  60,546,793    $  68,261,340
                                 -------------    -------------
Total taxable distributions      $  60,546,793    $  68,261,340
                                 =============    =============



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


Intermediate Term Portfolio         9/30/2002        9/30/2001

Distributions paid from:
   Ordinary income               $  19,799,886    $  23,743,317
                                 -------------    -------------
Total taxable distributions      $  19,799,886    $  23,743,317
                                 =============    =============



As of September 30, 2002, the components of accumulated losses on a tax basis were as follows:

                                     Core           Intermediate
                                     Bond               Term
                                  Portfolio          Portfolio
Undistributed ordinary
income--net                      $   3,210,970    $   1,127,844
Undistributed long-term
capital gains--net                          --               --
                                 -------------    -------------
Total undistributed
earnings--net                        3,210,970       1,127,844
Capital loss carryforward        (71,958,304)*    (16,564,635)*
Unrealized gains--net             42,060,495**     13,951,857**
                                 -------------    -------------
Total accumulated
losses--net                      $(26,686,839)    $ (1,484,934)
                                 =============    =============


*On September 30, 2002, the Fund had a net capital loss carryforward of $71,958,304 in the Core Bond Portfolio, of which $8,081,540 expires in 2003, $2,604,196 expires in 2005, $305,137 expires in
2007, $28,409,262 expires in 2008, and $32,558,169 expires in 2009 and $16,564,635 in the Intermediate Term Portfolio, of which $518,233 expires in 2003, $275,942 expires in 2005, $7,450,661 expires in 2008, and $8,319,799 expires in 2009. These amounts will be available to offset like amounts of any future taxable gains. **The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, book/tax differences in the accrual of income on contingent debt obligations and the deferral of post-October capital losses for tax purposes (Core Bond Portfolio only).



Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002



INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Bond Fund, Inc.:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Core Bond and Intermediate Term Portfolios of Merrill Lynch Bond Fund, Inc. as of September 30, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2002 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Core Bond and Intermediate Term Portfolios of Merrill Lynch Bond Fund, Inc. as of September 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 14, 2002



IMPORTANT TAX INFORMATION (unaudited)

Of the ordinary income dividends paid monthly to shareholders from Core Bond and Intermediate Term Portfolios of Merrill Lynch Bond Fund, Inc. during the fiscal year ended September 30, 2002, 10.25% and 10.04%, respectively, were attributable to Federal obligations. In calculating the foregoing percentages, expenses of the Portfolios have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002

OFFICERS AND DIRECTORS
                                                                                                   Number of
                                                                                                   Portfolios      Other
                                                                                                    in Fund      Director-
                    Position(s)      Length                                                         Complex        ships
                        Held        of Time                                                       Overseen by     Held by
Name, Address & Age  with Fund       Served       Principal Occupation(s) During Past 5 Years       Director      Director

Interested Director
Terry K. Glenn*       President      1999 to       Chairman, Americas Region since 2001,             118 Funds      None
P.O. Box 9011         and            present       and Executive Vice President since 1983 of           169
Princeton,            Director       and 1985      Fund Asset Management, L.P. ("FAM") and           Portfolios
NJ 08543-9011                        to present    Merrill Lynch Investment Managers, L.P.
Age: 62                                            ("MLIM"); President of Merrill Lynch Mutual
                                                   Funds since 1999; President of FAM Distributors,
                                                   Inc. ("FAMD") since 1986 and Director thereof
                                                   since 1991; Executive Vice President and
                                                   Director of Princeton Services, Inc. ("Princeton
                                                   Services") since 1993; President of Princeton
                                                   Administrators, L.P. since 1988; Director of
                                                   Financial Data Services, Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.

                                                                                                   Number of
                                                                                                   Portfolios      Other
                                                                                                    in Fund      Director-
                    Position(s)      Length                                                         Complex        ships
                        Held        of Time                                                       Overseen by     Held by
Name, Address & Age  with Fund      Served*       Principal Occupation(s) During Past 5 Years       Director      Director
Independent Directors

Ronald W. Forbes      Director       1978 to       Professor Emeritus of Finance, School of           45 Funds      None
P.O. Box 9011                        present       Business, State University of New York at Albany      54
Princeton,                                         since 2000; and Professor thereof from 1989       Portfolios
Age: 62                                            to 2000.
NJ 08543-9011


Cynthia A.            Director       1994 to       Professor, Harvard Business School since 1989.     45 Funds      Unum-
Montgomery                           present                                                             54         Provident
P.O. Box 9011                                                                                        Portfolios     Corpora-
Princeton,                                                                                                          tion;
NJ 08543-9011                                                                                                       Newell
Age: 50                                                                                                             Rubber-
                                                                                                                    maid Inc.

Charles C. Reilly     Director       1990 to       Self-employed financial consultant since 1990.     45 Funds      None
P.O. Box 9011                        present                                                             54
Princeton,                                                                                           Portfolios
NJ 08543-9011
Age: 71



Kevin A. Ryan         Director       1992 to       Founder and currently Director Emeritus of The     45 Funds      None
P.O. Box 9011                        present       Boston University Center for the Advancement          54
Princeton,                                         of Ethics and Character and Director thereof      Portfolios
NJ 08543-9011                                      from 1989 to 1999; Professor from 1982 to 1999
Age: 69                                            at Boston University.



Roscoe S. Suddarth    Director       2000 to       President, Middle East Institute from 1995 to      45 Funds      None
P.O. Box 9011                        present       2001.                                                 54
Princeton,                                                                                           Portfolios
NJ 08543-9011
Age: 67


Merrill Lynch Bond Fund, Inc.,
Core Bond Portfolio & Intermediate Term Portfolio
September 30, 2002


OFFICERS AND DIRECTORS (concluded)
                                                                                                   Number of
                                                                                                   Portfolios      Other
                                                                                                    in Fund      Director-
                    Position(s)      Length                                                         Complex        ships
                        Held        of Time                                                       Overseen by     Held by
Name, Address & Age  with Fund      Served*       Principal Occupation(s) During Past 5 Years       Director      Director

Independent Directors (concluded)
Richard R. West       Director       1978 to       Dean Emeritus of New York University, Leonard      45 Funds      Bowne &
P.O. Box 9011                        present       N. Stern School of Business Administration            54         Co., Inc.;
Princeton, NJ 08543-9011                           since 1994.                                       Portfolios     Vornado
Age: 63                                                                                                             Realty
                                                                                                                    Trust;
                                                                                                                    Alexander's
                                                                                                                    Inc.


Edward D. Zinbarg     Director       2000 to       Self-employed financial consultant since 1994.     45 Funds      None
P.O. Box 9011                        present                                                             54
Princeton,                                                                                           Portfolios
NJ 08543-9011
Age: 67


*The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


                     Position(s)      Length
                         Held        of Time
Name, Address & Age   with Fund      Served*                Principal Occupation(s) During Past 5 Years

Fund Officers
Donald C. Burke       Vice           1993 to       First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011         President      present       since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,            and            and 1999      since 1999; Vice President of FAMD since 1999; Vice President of FAM and
NJ 08543-9011         Treasurer      to present    MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
Age: 42

Patrick Maldari       Vice           2002 to       Managing Director of Americas Fixed Income for MLIM since 2000;
P.O. Box 9011         President      present       Director of Fixed Income Institutional Business from 1997 to 2000.
Princeton,            and
NJ 08543-9011         Portfolio
Age: 40               Manager

James J. Pagano       Vice           2002 to       Senior Fixed Income Analyst since 1998; Risk Manager from 1997 to 1998.
P.O. Box 9011         President      present
Princeton,            and
NJ 08543-9011         Portfolio
Age: 39               Manager


Bradley J. Lucido     Secretary      2002 to       Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM
P.O. Box 9011                        present       from 1999 to 2002; Attorney associated with MLIM since 1995.
Princeton,
NJ 08543-9011
Age: 36


*Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863